UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: March 29, 2018

Item 1. Schedule of Investments

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Basic Materials (1.2%)
	Arch Coal, Inc., Term Loan
$714,586	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$716,966
	Big River Steel, LLC, Term Loan
736,300	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	745,504
	Chemours Company, Term Loan
678,420	6.250%, (LIBOR 1M + 2.500%), 5/12/2022[b]	677,572
580,000	0.000%, (LIBOR 3M + 1.750%), 3/26/2025[b,d,e]	578,306
	CONSOL Mining Corporation, Term Loan
718,200	7.990%, (LIBOR 3M + 6.000%), 10/30/2022[b]	735,796
	Contura Energy, Inc., Term Loan
1,264,150	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[b]	1,260,206
	Coronado Australian Holdings Property, Ltd., Term Loan
171,429	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	168,857
628,571	0.000%, (LIBOR 3M + 6.500%), 3/21/2025[b,c,d,e]	619,143
	Ineos Finance, LLC, Term Loan
2,289,263	3.877%, (LIBOR 1M + 2.000%), 3/31/2024[b]	2,293,841
	Peabody Energy Corporation, Term Loan
798,214	5.377%, (LIBOR 1M + 3.500%), 3/31/2022[b]	799,211
	Tronox Finance, LLC, Term Loan
496,082	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	500,319
1,144,805	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	1,154,582

	Total	10,250,303

Capital Goods (0.6%)
	Advanced Disposal Services, Inc., Term Loan
401,196	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[b]	402,074
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,913,229	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[b]	1,920,404
	Navistar, Inc., Term Loan
1,345,000	5.210%, (LIBOR 1M + 3.500%), 11/3/2024[b]	1,351,160
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,097,910	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[b]	1,097,230

	Total	4,770,868

Communications Services (4.0%)
	Altice Financing SA, Term Loan
650,087	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	636,273
	Altice US Finance I Corporation, Term Loan
813,850	4.127%, (LIBOR 1M + 2.250%), 7/14/2025[b]	812,019

Principal Amount	Bank Loans (13.2%)[a]	Value
Communications Services (4.0%) - continued
	Cengage Learning Acquisitions, Term Loan
$1,596,164	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[b]	$1,449,604
	CenturyLink, Inc., Term Loan
2,184,525	4.627%, (LIBOR 1M + 2.750%), 1/31/2025[b,d,e]	2,146,755
	Charter Communications Operating, LLC, Term Loan
1,341,638	3.880%, (LIBOR 1M + 2.000%), 4/13/2025[b]	1,346,105
	CSC Holdings, LLC, Term Loan
1,086,787	4.036%, (LIBOR 1M + 2.250%), 7/17/2025[b]	1,082,940
	Frontier Communications Corporation, Term Loan
1,359,725	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[b]	1,340,186
	Gray Television, Inc., Term Loan
641,875	3.920%, (LIBOR 1M + 2.250%), 2/7/2024[b]	644,013
	Hargray Communications Group, Inc., Term Loan
279,296	4.877%, (LIBOR 3M + 3.000%), 5/16/2024[b,d,e]	279,908
	Hargray Merger Subsidiary Corporation, Term Loan
829,509	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[b]	831,325
	Intelsat Jackson Holdings SA, Term Loan
1,080,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[b]	1,080,000
	Level 3 Financing, Inc., Term Loan
2,045,000	4.111%, (LIBOR 1M + 2.250%), 2/22/2024[b]	2,048,517
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,640,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[b]	1,588,406
325,000	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[b,c]	297,375
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,341,112	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[b]	1,323,343
	Mediacom Illinois, LLC, Term Loan
607,500	0.000%, (LIBOR 3M + 1.750%), 2/15/2024[b,d,e]	607,123
	NEP/NCP Holdco, Inc., Term Loan
1,618,566	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[b]	1,623,292
	New LightSquared, Term Loan
381,472	11.305%,PIK 10.265%, (LIBOR 3M + 8.750%), 12/7/2020[b,f]	333,788
	Radiate Holdco, LLC, Term Loan
2,797,935	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,780,447
	Sable International Finance, Ltd., Term Loan
3,055,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[b]	3,062,638

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Communications Services (4.0%) - continued
	SBA Senior Finance II, LLC, Term Loan
$1,058,750	3.990%, (LIBOR 1M + 2.250%), 3/24/2021[b]	$1,060,793
106,975	3.990%, (LIBOR 1W + 2.250%), 6/10/2022[b]	107,109
	SFR Group SA, Term Loan
590,537	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	571,345
	Sinclair Television Group, Inc., Term Loan
2,335,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	2,343,756
	Sprint Communications, Inc., Term Loan
2,425,500	4.438%, (LIBOR 1M + 2.500%), 2/2/2024[b]	2,424,481
	Syniverse Holdings, Inc., Term Loan
365,000	6.718%, (LIBOR 3M + 5.000%), 2/9/2023[b]	368,902
	Unitymedia Finance, LLC, Term Loan
630,000	4.027%, (LIBOR 1M + 2.250%), 1/20/2026[b]	629,036
	Univision Communications, Inc., Term Loan
1,391,701	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,367,930
	WideOpenWest Finance, LLC, Term Loan
1,017,885	5.104%, (LIBOR 1M + 3.250%), 8/6/2023[b]	994,352

	Total	35,181,761

Consumer Cyclical (2.0%)
	Boyd Gaming Corporation, Term Loan
505,488	4.236%, (LIBOR 1W + 2.500%), 9/15/2023[b]	507,788
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,263,650	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[b]	1,264,914
	Ceridian HCM Holding, Inc., Term Loan
407,976	5.377%, (LIBOR 1M + 3.500%), 9/15/2020[b]	408,588
	Eldorado Resorts, Inc., Term Loan
369,503	4.128%, (LIBOR 2M + 2.250%), 4/17/2024[b]	370,427
	Four Seasons Hotels, Ltd., Term Loan
1,025,000	0.000%, (LIBOR 3M + 2.000%), 11/30/2023[b,d,e]	1,030,125
	Golden Entertainment, Inc., Term Loan
1,860,338	4.880%, (LIBOR 1M + 3.000%), 8/15/2024[b]	1,868,486
290,000	8.860%, (LIBOR 1M + 7.000%), 8/15/2025[b,c]	291,450
	Golden Nugget, Inc., Term Loan
1,483,695	4.979%, (LIBOR 2M + 3.250%), 10/4/2023[b]	1,496,499
	IMG Worldwide, Inc., Term Loan
400,000	9.127%, (LIBOR 1M + 7.250%), 5/6/2022[b,c]	402,000

Principal Amount	Bank Loans (13.2%)[a]	Value
Consumer Cyclical (2.0%) - continued
	Men’s Warehouse, Inc., Term Loan
$560,000	0.000%, (LIBOR 3M + 3.500%), 3/28/2025[b,c,d,e]	$560,000
	Michaels Stores, Inc., Term Loan
899,636	4.589%, (LIBOR 1M + 2.750%), 1/28/2023[b]	903,577
	Mohegan Tribal Gaming Authority, Term Loan
1,535,450	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,530,659
	Scientific Games International, Inc., Term Loan
2,860,000	4.722%, (LIBOR 1M + 2.750%), 8/14/2024[b]	2,869,095
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,143,826	4.443%, (LIBOR 3M + 2.750%), 5/14/2020[b]	1,150,026
	Stars Group Holdings BV, Term Loan
1,778,645	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[b]	1,785,759
680,000	0.000%, (LIBOR 3M + 3.000%), 3/29/2025[b,d,e]	682,720
	Wyndham Hotels & Resorts, Inc., Term Loan
700,000	0.000%, (LIBOR 3M + 1.750%), 3/29/2025[b,d,e]	701,750

	Total	17,823,863

Consumer Non-Cyclical (2.2%)
	Air Medical Group Holdings, Inc., Term Loan
2,937,638	4.936%, (LIBOR 3M + 3.250%), 4/28/2022[b]	2,947,831
289,275	6.015%, (LIBOR 3M + 4.250%), 9/26/2024[b]	291,627
	Albertson’s, LLC, Term Loan
1,961,638	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[b]	1,936,450
1,247,615	4.956%, (LIBOR 3M + 3.000%), 6/22/2023[b]	1,230,460
	Anmeal Pharmaceuticals LLC, Term Loan
1,145,000	0.000%, (LIBOR 3M + 3.500%), 3/23/2025[b,c,d,e]	1,145,000
	CHS/Community Health Systems, Inc., Term Loan
146,381	4.984%, (LIBOR 3M + 2.750%), 12/31/2019[b]	142,600
1,088,856	4.984%, (LIBOR 3M + 3.000%), 1/27/2021[b]	1,045,149
	Endo Luxembourg Finance Company I SARL., Term Loan
1,766,051	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,760,895
	Grifols Worldwide Operations USA, Inc., Term Loan
1,004,850	3.986%, (LIBOR 1W + 2.250%), 1/23/2025[b]	1,008,236
	JBS USA LUX SA, Term Loan
2,039,400	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[b]	2,032,181
	Libbey Glass, Inc., Term Loan
494,628	4.718%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	487,827

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Consumer Non-Cyclical (2.2%) - continued
	MPH Acquisition Holdings, LLC, Term Loan
$1,036,840	5.052%, (LIBOR 3M + 2.750%), 6/7/2023[b]	$1,040,988
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,454,879	5.627%, (LIBOR 1M + 3.750%), 6/30/2021[b]	1,466,154
	Revlon Consumer Products Corporation, Term Loan
918,707	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[b]	719,274
	Valeant Pharmaceuticals International, Inc., Term Loan
1,982,625	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[b]	2,002,828

	Total	19,257,500

Energy (0.4%)
	Calpine Corporation, Term Loan
1,069,502	4.810%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,071,972
	Houston Fuel Oil Terminal, LLC, Term Loan
1,393,604	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[b]	1,406,676
	MEG Energy Corporation, Term Loan
125,400	5.810%, (LIBOR 3M + 3.500%), 12/31/2023[b]	125,337
	MRC Global US, Inc., Term Loan
528,675	7.250%, (LIBOR 1M + 3.500%), 9/15/2024[b]	532,640
	Pacific Drilling SA, Term Loan
861,750	0.000%, (PRIME + 4.500%), 6/3/2018[b,g,h]	287,075

	Total	3,423,700

Financials (1.0%)
	ASP AMC Merger Sub, Inc., Term Loan
1,927,542	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[b]	1,932,361
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,568,150	4.072%, (LIBOR 1M + 2.250%), 4/3/2022[b]	1,568,636
	Colorado Buyer, Inc., Term Loan
282,862	4.780%, (LIBOR 3M + 3.000%), 5/1/2024[b]	282,863
175,000	9.030%, (LIBOR 3M + 7.250%), 5/1/2025[b]	174,891
	Digicel International Finance, Ltd., Term Loan
1,721,741	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[b]	1,712,065
	DJO Finance, LLC, Term Loan
536,250	5.035%, (LIBOR 3M + 3.250%), 6/7/2020[b]	538,486
	Gartner, Inc., Term Loan
262,350	3.877%, (LIBOR 1M + 2.000%), 4/5/2024[b]	263,499
	Genworth Holdings, Inc., Term Loan
315,000	6.202%, (LIBOR 3M + 4.500%), 2/28/2023[b]	320,317

Principal Amount	Bank Loans (13.2%)[a]	Value
Financials (1.0%) - continued
	MoneyGram International, Inc., Term Loan
$1,122,094	5.552%, (LIBOR 3M + 3.250%), 3/28/2020[b]	$1,120,130
	TransUnion, LLC, Term Loan
1,109,425	3.877%, (LIBOR 1M + 2.000%), 4/9/2023[b]	1,111,966

	Total	9,025,214

Technology (1.2%)
	First Data Corporation, Term Loan
2,805,000	4.122%, (LIBOR 1M + 2.250%), 4/26/2024[b]	2,808,170
	Harland Clarke Holdings Corporation, Term Loan
1,591,407	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[b]	1,603,788
	Micron Technology, Inc., Term Loan
686,506	3.880%, (LIBOR 1M + 2.000%), 4/26/2022[b]	690,584
	Rackspace Hosting, Inc., Term Loan
1,290,250	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,284,805
	SS&C Technologies Holdings Europe SARL, Term Loan
440,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,d,e]	441,971
	SS&C Technologies, Inc., Term Loan
1,220,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,d,e]	1,225,465
	TNS, Inc., Term Loan
1,007,305	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	1,011,082
	Western Digital Corporation, Term Loan
1,727,902	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[b]	1,736,231

	Total	10,802,096

Transportation (0.3%)
	Arctic LNG Carriers, Ltd., Term Loan
2,168,613	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[b]	2,184,877
	OSG Bulk Ships, Inc., Term Loan
264,699	6.040%, (LIBOR 3M + 4.250%), 8/5/2019[b,c]	254,111

	Total	2,438,988

Utilities (0.3%)
	EnergySolutions, LLC, Term Loan
510,757	6.630%, (LIBOR 1M + 4.750%), 5/29/2020[b,c]	517,141
	HD Supply Waterworks, Term Loan
852,863	5.116%, (LIBOR 3M + 3.000%), 7/21/2024[b,c]	857,127
	Intergen NV, Term Loan
631,980	6.240%, (LIBOR 1W + 4.500%), 6/13/2020[b]	634,616

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Utilities (0.3%) - continued
	Talen Energy Supply, LLC, Term Loan
$702,541	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[b]	$688,989

	Total	2,697,873

	Total Bank Loans (cost $116,200,801)	115,672,166

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Asset-Backed Securities (4.0%)
	ALM XI Ltd.
1,475,000	4.981%, (LIBOR 3M + 3.250%), 10/17/2026, Ser. 2014-11A, Class CR*,b	1,475,392
	Apidos CLO XVIII
900,000	4.995%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,b	900,523
	Asset Backed Securities Corporation Home Equity Loan Trust
720,580	2.012%, (LIBOR 1M + 0.140%), 7/25/2036, Ser. 2006-HE5, Class A4[b]	705,474
130,587	2.032%, (LIBOR 1M + 0.160%), 11/25/2036, Ser. 2006-HE6, Class A4[b]	128,430
	BlueMountain CLO, Ltd.
1,950,000	2.595%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	1,951,131
	CLUB Credit Trust
1,125,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	1,124,001
	Foundation Finance Trust
1,487,529	3.300%, 7/15/2033, Ser. 2017-A, Class A3*	1,467,777
	GSAA Home Equity Trust
1,425,908	2.142%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[b]	1,356,179
	J.P. Morgan Mortgage Acquisition Trust
1,770,735	4.402%, 3/25/2047, Ser. 2007-HE1, Class AF4[i]	1,288,101
	Lehman XS Trust
1,452,134	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	1,336,753
	Lendmark Funding Trust
2,050,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Aj	2,039,419
	Madison Park Funding XIV, Ltd.
1,950,000	4.995%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,b	1,950,532
	Mariner Finance Issuance Trust
1,400,000	3.620%, 2/20/2029, Ser. 2017-AA, Class A*	1,405,024
	Merrill Lynch Mortgage Investors Trust
1,310,446	3.188%, 6/25/2035, Ser. 2005-A5, Class M1[b]	1,235,430

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Asset-Backed Securities (4.0%) - continued
	NRZ Advance Receivables Trust Advance Receivables Backed
$1,000,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	$987,618
	Oak Hill Advisors Residential Loan Trust
1,540,083	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,i	1,531,055
	Octagon Investment Partners XX, Ltd.
1,350,000	5.361%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,b	1,351,405
	Pretium Mortgage Credit Partners, LLC
1,490,315	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[i,j]	1,481,663
	Renaissance Home Equity Loan Trust
519,333	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[i]	375,803
1,330,790	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[i]	837,417
	SoFi Consumer Loan Program, LLC
988,026	3.050%, 12/26/2025, Ser. 2016-3, Class Aj	987,228
336,042	3.280%, 1/26/2026, Ser. 2017-1, Class Aj	336,631
	Spirit Master Funding, LLC
2,591,368	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	2,607,087
	Upstart Securitization Trust
1,411,607	2.508%, 3/20/2025, Ser. 2107-INV1, Class Aj	1,407,046
	Vericrest Opportunity Loan Transferee
1,121,551	3.250%, 6/25/2047, Ser. 2017-NPL7, Class A1[i,j]	1,116,782
807,822	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[i,j]	807,974
509,292	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[i,j]	508,149
849,834	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[i,j]	848,056
	Voya CLO 4, Ltd.
1,650,000	4.722%, (LIBOR 3M + 3.000%), 10/14/2026, Ser. 2014-4A, Class CR*,b	1,650,566

	Total	35,198,646

Basic Materials (1.4%)
	Alcoa Nederland Holding BV
925,000	6.750%, 9/30/2024[j]	989,750
	Anglo American Capital plc
284,000	4.125%, 9/27/2022[j]	287,390
1,200,000	4.750%, 4/10/2027[j]	1,213,191
	ArcelorMittal SA
1,080,000	5.750%, 3/1/2021	1,138,050
	BWAY Holding Company
960,000	5.500%, 4/15/2024[j]	966,000
	CF Industries, Inc.
1,070,000	3.450%, 6/1/2023	1,027,200
	Dow Chemical Company
106,000	8.550%, 5/15/2019	112,503
	E.I. du Pont de Nemours and Company
284,000	2.200%, 5/1/2020	280,040

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Basic Materials (1.4%) - continued
	First Quantum Minerals, Ltd.
$770,000	7.000%, 2/15/2021[j]	$771,925
	FMG Resources Property, Ltd.
1,020,000	5.125%, 5/15/2024[j,k]	1,005,965
	Kinross Gold Corporation
142,000	5.125%, 9/1/2021	147,339
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	111,667
	Packaging Corporation of America
211,000	2.450%, 12/15/2020	207,634
	Peabody Securities Finance Corporation
945,000	6.375%, 3/31/2025[j]	980,438
	Platform Specialty Products Corporation
660,000	5.875%, 12/1/2025[j]	645,150
	RPM International, Inc., Convertible
115,000	2.250%, 12/15/2020[k]	129,143
	Sherwin-Williams Company
283,000	2.250%, 5/15/2020	278,269
	Trinseo Materials Operating SCA
1,010,000	5.375%, 9/1/2025[j]	992,325
	United States Steel Corporation
1,200,000	6.250%, 3/15/2026	1,195,500
	Xstrata Finance Canada, Ltd.
213,000	4.950%, 11/15/2021[j]	221,903

	Total	12,701,382

Capital Goods (1.8%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,475,212
	Ashtead Capital, Inc.
825,000	4.125%, 8/15/2025[j]	792,000
	Bombardier, Inc.
900,000	7.500%, 3/15/2025[j]	923,625
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[j]	1,127,500
	Caterpillar Financial Services Corporation
211,000	1.850%, 9/4/2020	205,967
	CEMEX SAB de CV
1,290,000	5.700%, 1/11/2025[j]	1,322,895
	Cintas Corporation No. 2
213,000	2.900%, 4/1/2022	209,612
	CNH Industrial Capital, LLC
1,100,000	4.375%, 11/6/2020	1,123,375
215,000	4.875%, 4/1/2021	221,181
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,071,900
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	680,150
	General Electric Company
753,000	5.000%, 1/21/2021[b,l]	745,470
	L3 Technologies, Inc.
385,000	4.950%, 2/15/2021	401,160
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	89,163
	Reynolds Group Issuer, Inc.
1,285,000	5.125%, 7/15/2023[j]	1,297,465
	Rockwell Collins, Inc.
213,000	1.950%, 7/15/2019	210,668
	Roper Technologies, Inc.
360,000	2.800%, 12/15/2021	354,057

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Capital Goods (1.8%) - continued
	Standard Industries, Inc.
$285,000	5.500%, 2/15/2023[j]	$294,975
	Textron Financial Corporation
1,710,000	3.574%, (LIBOR 3M + 1.735%), 2/15/2042[b,j]	1,560,375
	Textron, Inc.
213,000	7.250%, 10/1/2019	226,331
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,269,450

	Total	15,602,531

Collateralized Mortgage Obligations (9.6%)
	AJAX Mortgage Loan Trust
1,137,511	3.470%, 4/25/2057, Ser. 2017-A, Class A*,i	1,131,323
	Alternative Loan Trust
1,029,307	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	908,896
	American Home Mortgage Assets Trust
1,962,934	2.062%, (LIBOR 1M + 0.190%), 12/25/2046, Ser. 2006-6, Class A1Ab	1,646,357
1,473,866	2.062%, (LIBOR 1M + 0.190%), 6/25/2047, Ser. 2007-5, Class A1[b]	1,189,234
	American Home Mortgage Investment Trust
1,985,319	6.750%, 12/25/2036, Ser. 2006-3, Class 3A2	918,678
	Angel Oak Mortgage Trust
145,347	4.500%, 11/25/2045, Ser. 2015-1, Class A*,i	144,594
	Banc of America Alternative Loan Trust
484,730	2.372%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[b]	432,842
1,010,224	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	907,670
843,573	2.672%, (LIBOR 1M + 0.800%), 5/25/2046, Ser. 2006-4, Class 3CB1[b]	655,713
	Banc of America Funding Corporation
368,043	3.501%, 5/20/2036, Ser. 2006-D, Class 6A1[b]	338,325
	BCAP, LLC Trust
1,341,967	2.052%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[b]	1,284,928
	Bear Stearns Adjustable Rate Mortgage Trust
512,422	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	522,733
242,279	3.552%, 2/25/2036, Ser. 2005-12, Class 11A1[b]	228,568
	Citicorp Mortgage Securities Trust
355,144	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	343,192
	Citigroup Mortgage Loan Trust, Inc.
333,731	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	332,569

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Collateralized Mortgage Obligations (9.6%) - continued
	CitiMortgage Alternative Loan Trust
$783,929	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	$739,168
	COLT Mortgage Loan Trust
504,536	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,b	502,972
	Countrywide Alternative Loan Trust
314,137	2.272%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	301,607
524,669	3.383%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	461,834
395,271	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	373,448
225,606	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	190,887
822,858	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	541,635
173,473	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	169,637
709,249	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	593,283
	Countrywide Home Loan Mortgage Pass Through Trust
1,093,376	3.466%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	979,365
338,866	3.351%, 2/20/2036, Ser. 2005-HY10, Class 5A1[b]	292,118
	Credit Suisse First Boston Mortgage Securities Corporation
301,798	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	298,064
	CSMC Mortgage-Backed Trust
820,702	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	748,345
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
983,334	5.712%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	816,899
360,505	2.072%, (LIBOR 1M + 0.200%), 11/25/2035, Ser. 2005-5, Class 2A1[b]	243,745
584,996	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	602,495
953,973	2.053%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	879,374
1,688,512	2.092%, (LIBOR 1M + 0.220%), 8/25/2047, Ser. 2007-OA5, Class A1Bb	1,583,000
	Federal Home Loan Mortgage Corporation
4,786,736	2.500%, 12/15/2022, Ser. 4155, Class AIm	209,953
1,746,190	2.500%, 5/15/2027, Ser. 4106, Class HIm	115,238
2,294,789	2.500%, 2/15/2028, Ser. 4162, Class AIm	178,280
6,895,993	2.500%, 3/15/2028, Ser. 4177, Class EIm	558,847
3,460,876	3.000%, 4/15/2028, Ser. 4193, Class AIm	294,868
3,280,798	3.000%, 2/15/2033, Ser. 4170, Class IGm	372,840

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Collateralized Mortgage Obligations (9.6%) - continued
	Federal National Mortgage Association
$3,005,641	2.500%, 2/25/2028, Ser. 2013-46, Class CIm	$202,037
2,197,858	3.000%, 4/25/2028, Ser. 2013-30, Class DIm	222,154
2,867,390	3.500%, 1/25/2033, Ser. 2012-150, Class YIm	371,995
	First Horizon Alternative Mortgage Securities Trust
754,116	3.492%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	725,102
808,097	3.352%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	791,604
865,551	6.000%, (LIBOR 1M + 1.000%), 8/25/2036, Ser. 2006-FA4, Class 1A4[b]	720,591
	First Horizon Mortgage Pass-Through Trust
1,035,613	3.451%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	886,258
	GCAT, LLC
424,454	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,i	421,628
	GMAC Mortgage Corporation Loan Trust
1,228,905	3.765%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	1,167,788
	Government National Mortgage Association
2,450,765	4.000%, 1/16/2027, Ser. 2012-3, Class IOm	222,125
	Greenpoint Mortgage Funding Trust
760,491	2.072%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	667,798
	Impac Secured Assets Trust
1,943,507	2.112%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2014-GC18, Class A3[b]	1,601,635
	IndyMac IMJA Mortgage Loan Trust
873,669	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	706,954
	IndyMac INDX Mortgage Loan Trust
1,255,187	3.448%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	1,137,345
976,245	2.512%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[b]	940,170
	J.P. Morgan Alternative Loan Trust
1,527,256	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,361,524
	J.P. Morgan Mortgage Trust
195,209	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	211,336
708,047	3.563%, 8/25/2035, Ser. 2005-A5, Class 1A2[b]	704,977
1,051,308	3.675%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	992,158
615,880	3.605%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	568,165
851,265	2.252%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	504,674

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Collateralized Mortgage Obligations (9.6%) - continued
$482,689	3.589%, 1/25/2037, Ser. 2006-A7, Class 2A2[b]	$487,089
567,287	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	372,373
	Lehman Mortgage Trust
547,980	2.622%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	438,680
	Master Asset Securitization Trust
1,432,077	2.372%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	723,991
	MASTR Alternative Loans Trust
225,209	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	227,386
633,336	2.322%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	305,606
	Merrill Lynch Alternative Note Asset Trust
538,298	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A6	431,592
837,171	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	690,665
	Mill City Mortgage Loan Trust
1,376,672	2.750%, 11/25/2058, Ser. 2017-1, Class A1[b,j]	1,362,697
	Morgan Stanley Mortgage Loan Trust
491,391	3.527%, 11/25/2035, Ser. 2005-6AR, Class 5A1[b]	391,332
	MortgageIT Trust
961,423	2.132%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[b]	955,428
2,015,665	2.072%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	1,789,356
	New Century Alternative Mortgage Loan Trust
1,229,204	6.167%, 7/25/2036, Ser. 2006-ALT1, Class AF6[i]	707,801
	Preston Ridge Partners Mortgage Trust, LLC
824,646	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,i	824,652
1,053,059	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,i	1,049,074
	Pretium Mortgage Credit Partners, LLC
1,099,141	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,i	1,098,158
	RCO 2017-INV1 Trust
1,963,485	3.197%, 11/25/2052, Ser. 2014-3A, Class A1R*,b	1,976,848
	Residential Accredit Loans, Inc. Trust
705,874	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	686,346
1,104,974	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	1,011,897
1,654,245	2.422%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-3, Class A1Bb	1,313,856
759,913	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	709,031

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Collateralized Mortgage Obligations (9.6%) - continued
$1,497,561	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	$1,402,071
1,511,108	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	1,447,575
352,296	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	322,040
1,589,154	2.062%, (LIBOR 1M + 0.190%), 7/25/2037, Ser. 2007-QH6, Class A1[b]	1,493,936
	Residential Asset Securitization Trust
1,249,989	6.221%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	1,058,797
535,068	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	549,445
1,100,818	2.252%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	270,626
	Residential Funding Mortgage Security I Trust
774,477	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	739,025
1,048,409	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	996,044
	Sequoia Mortgage Trust
1,610,749	3.602%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,331,243
	Structured Adjustable Rate Mortgage Loan Trust
82,066	3.809%, 12/25/2034, Ser. 2004-18, Class 5Ab	81,191
623,293	3.579%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	574,633
395,250	4.056%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	321,021
	Structured Asset Mortgage Investments, Inc.
1,417,086	2.182%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	1,280,540
	Sunset Mortgage Loan Company, LLC
339,935	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,i	340,783
820,332	3.500%, 6/15/2047, Ser. 2017-NPL1, Class A*,i	812,622
215,410	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,i	215,475
	Suntrust Alternative Loan Trust
754,974	5.750%, 12/25/2035, Ser. 2005-1F, Class 2A5	742,022
	WaMu Mortgage Pass Through Certificates
1,381,986	2.795%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	1,302,130
108,114	3.303%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	101,540
1,522,026	2.243%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	1,372,712
1,513,749	2.163%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	1,356,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Collateralized Mortgage Obligations (9.6%) - continued
$1,597,611	2.021%, (12 MTA + 0.820%), 12/25/2046, Ser. 2006-AR17, Class 1Ab	$1,444,055
1,145,755	2.023%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	1,053,949
578,717	2.027%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	517,374
	Washington Mutual Mortgage Pass Through Certificates
592,354	2.472%, (LIBOR 1M + 0.600%), 6/25/2035, Ser. 2005-4, Class 5A5[b]	513,233
843,932	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	800,190
1,444,609	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	872,502
946,736	2.203%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	870,911
	Washington Mutual Mortgage Pass Through Certificates Trust
954,569	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	786,164
1,594,140	2.033%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Ab	1,340,707
	Wells Fargo Mortgage Backed Securities Trust
1,117,136	3.577%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	1,109,954
137,408	2.572%, (LIBOR 1M + 0.700%), 5/25/2037, Ser. 2007-6, Class A2[b]	126,959
331,172	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	330,388
541,669	6.000%, 11/25/2037, Ser. 2007-15, Class A1	538,221

	Total	84,132,128

Communications Services (2.6%)
	Altice US Finance I Corporation
1,025,000	5.500%, 5/15/2026[j]	999,375
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,506,959
	American Tower Corporation
95,000	2.800%, 6/1/2020	94,288
152,000	3.450%, 9/15/2021	152,262
	AT&T, Inc.
176,000	5.875%, 10/1/2019	183,507
142,000	5.200%, 3/15/2020	147,519
488,000	3.400%, 8/14/2024	490,235
	British Sky Broadcasting Group plc
140,000	3.125%, 11/26/2022[j]	138,555
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	612,000
	Charter Communications Operating, LLC
548,000	3.579%, 7/23/2020	549,473
47,000	4.464%, 7/23/2022	48,028
	Clear Channel Worldwide Holdings, Inc.
1,445,000	6.500%, 11/15/2022	1,470,287

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Communications Services (2.6%) - continued
	Comcast Corporation
$284,000	1.625%, 1/15/2022	$267,632
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	175,634
141,000	3.150%, 7/15/2023	136,659
	CSC Holdings, LLC
110,000	5.500%, 4/15/2027[j]	105,325
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021*	1,314,250
	Discovery Communications, LLC
141,000	2.200%, 9/20/2019	139,546
282,000	2.950%, 3/20/2023	271,649
	DISH Network Corporation, Convertible
1,304,000	3.375%, 8/15/2026	1,256,013
	IAC FinanceCo, Inc., Convertible
482,000	0.875%, 10/1/2022[j]	576,182
	Level 3 Communications, Inc.
670,000	5.375%, 1/15/2024	652,835
	Level 3 Financing, Inc.
430,000	5.375%, 5/1/2025	417,100
535,000	5.250%, 3/15/2026	504,238
	Liberty Interactive, LLC, Convertible
1,175,000	1.750%, 9/30/2046[j]	1,301,665
	Liberty Media Corporation, Convertible
919,000	1.000%, 1/30/2023	963,647
	Meredith Corporation
1,055,000	6.875%, 2/1/2026[j]	1,082,694
	Moody’s Corporation
142,000	2.750%, 12/15/2021	139,391
	Neptune Finco Corporation
541,000	10.875%, 10/15/2025[j]	635,670
	Netflix, Inc.
1,120,000	4.875%, 4/15/2028[j]	1,076,992
	Nexstar Escrow Corporation
675,000	5.625%, 8/1/2024[j]	661,298
	Orange SA
245,000	1.625%, 11/3/2019	239,906
	SFR Group SA
1,370,000	6.000%, 5/15/2022[j]	1,339,175
	Sprint Corporation
1,230,000	7.625%, 2/15/2025[k]	1,210,012
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	211,084
	Time Warner, Inc.
141,000	4.875%, 3/15/2020	145,774
	Verizon Communications, Inc.
117,000	2.946%, 3/15/2022	115,000
	Viacom, Inc.
210,000	4.250%, 9/1/2023	213,051
	Windstream Services, LLC
800,000	8.625%, 10/31/2025[j,k]	740,000
	World Wrestling Entertainment, Inc., Convertible
594,000	3.375%, 12/15/2023[j]	928,125

	Total	23,213,035

Consumer Cyclical (2.4%)
	Allison Transmission, Inc.
1,520,000	5.000%, 10/1/2024[j]	1,506,700
	American Honda Finance Corporation
214,000	2.000%, 2/14/2020	210,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Consumer Cyclical (2.4%) - continued
	BMW US Capital, LLC
$185,000	1.500%, 4/11/2019[j]	$182,856
	Brookfield Residential Properties, Inc.
990,000	6.125%, 7/1/2022[j]	1,015,987
	D.R. Horton, Inc.
210,000	2.550%, 12/1/2020	206,772
	Delphi Jersey Holdings plc
1,040,000	5.000%, 10/1/2025[j]	997,100
	Ford Motor Credit Company, LLC
284,000	2.262%, 3/28/2019	282,066
290,000	1.897%, 8/12/2019	285,448
155,000	2.597%, 11/4/2019	153,750
213,000	3.336%, 3/18/2021	211,665
	General Motors Financial Company, Inc.
213,000	2.650%, 4/13/2020	210,396
213,000	4.375%, 9/25/2021	218,925
141,000	3.150%, 6/30/2022	137,983
	Home Depot, Inc.
140,000	2.000%, 4/1/2021	136,556
95,000	2.625%, 6/1/2022	93,552
	Hyundai Capital America
142,000	2.550%, 4/3/2020[j]	139,775
141,000	2.750%, 9/18/2020[j]	138,851
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[j]	501,875
710,000	5.625%, 2/1/2023[j]	724,200
	L Brands, Inc.
860,000	5.625%, 2/15/2022	892,250
	Landry’s, Inc.
925,000	6.750%, 10/15/2024[j]	931,938
	Lennar Corporation
211,000	2.950%, 11/29/2020[j]	205,746
1,475,000	4.500%, 4/30/2024	1,445,500
	Live Nation Entertainment, Inc.
250,000	5.375%, 6/15/2022[j]	255,625
640,000	4.875%, 11/1/2024[j]	624,000
	McDonald’s Corporation
284,000	2.625%, 1/15/2022	279,501
	MGM Resorts International
1,255,000	6.000%, 3/15/2023	1,317,750
	Navistar International Corporation
1,055,000	6.625%, 11/1/2025[j]	1,055,000
	New Red Finance, Inc.
1,000,000	4.250%, 5/15/2024[j]	955,000
	Newell Rubbermaid, Inc.
120,000	3.150%, 4/1/2021	118,875
	Nissan Motor Acceptance Corporation
213,000	2.000%, 3/8/2019[j]	211,394
	Prime Security Services Borrower, LLC
1,054,000	9.250%, 5/15/2023[j]	1,142,272
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	94,655
	Royal Caribbean Cruises, Ltd.
1,241,613	5.250%, 11/15/2022	1,338,625
	Six Flags Entertainment Corporation
970,000	4.875%, 7/31/2024[j]	944,537
	Starbucks Corporation
135,000	2.100%, 2/4/2021	132,270
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	209,290

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Consumer Cyclical (2.4%) - continued
	Visa, Inc.
$90,000	2.200%, 12/14/2020	$88,610
	Volkswagen Group of America Finance, LLC
200,000	2.450%, 11/20/2019[j]	197,873
	Yum! Brands, Inc.
1,545,000	5.000%, 6/1/2024[j]	1,535,344

	Total	21,331,308

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
284,000	2.550%, 3/15/2022	276,238
213,000	3.400%, 11/30/2023	211,377
	AbbVie, Inc.
284,000	2.500%, 5/14/2020	280,291
142,000	2.900%, 11/6/2022	138,663
	Albertsons Companies, LLC
1,245,000	6.625%, 6/15/2024	1,115,831
	Amgen, Inc.
283,000	3.875%, 11/15/2021	289,138
284,000	2.650%, 5/11/2022	277,102
	Anheuser-Busch InBev Finance, Inc.
145,000	2.650%, 2/1/2021	143,840
145,000	3.033%, (LIBOR 3M + 1.260%), 2/1/2021[b]	149,025
142,000	3.300%, 2/1/2023	142,031
	Anheuser-Busch InBev Worldwide, Inc.
288,000	3.500%, 1/12/2024[e]	289,907
	BAT Capital Corporation
143,000	2.297%, 8/14/2020[j]	140,185
144,000	2.764%, 8/15/2022[j]	139,240
	Bayer U.S. Finance, LLC
300,000	2.375%, 10/8/2019[j]	297,378
	Becton, Dickinson and Company
212,000	2.944%, (LIBOR 3M + 0.875%), 12/29/2020[b]	212,224
284,000	3.125%, 11/8/2021	279,382
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	52,463
	Bunge, Ltd. Finance Corporation
90,000	3.500%, 11/24/2020[k]	90,295
	Cardinal Health, Inc.
143,000	1.948%, 6/14/2019	141,439
143,000	2.616%, 6/15/2022	138,196
	CVS Health Corporation
282,000	3.350%, 3/9/2021	283,486
142,000	2.750%, 12/1/2022	136,639
423,000	3.700%, 3/9/2023	424,299
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[j]	1,393,000
	Express Scripts Holding Company
142,000	4.750%, 11/15/2021	147,734
	Forest Laboratories, LLC
70,000	4.875%, 2/15/2021[j]	72,336
	Gilead Sciences, Inc.
275,000	1.950%, 3/1/2022	263,093
	HCA, Inc.
505,000	5.250%, 6/15/2026	511,565
925,000	4.500%, 2/15/2027	892,625
	J.M. Smucker Company
141,000	2.200%, 12/6/2019	139,286
	JBS USA, LLC
610,000	5.875%, 7/15/2024[j]	594,933
1,240,000	5.750%, 6/15/2025[j]	1,156,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Kraft Heinz Foods Company
$280,000	5.375%, 2/10/2020	$291,428
	Kroger Company
144,000	2.800%, 8/1/2022	140,021
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	89,638
	Medtronic Global Holdings SCA
284,000	1.700%, 3/28/2019	281,392
	Molson Coors Brewing Company
255,000	1.450%, 7/15/2019	250,273
	Mondelez International Holdings Netherlands BV
212,000	2.000%, 10/28/2021[j]	202,264
	Mylan NV
284,000	3.150%, 6/15/2021	280,213
	PepsiCo, Inc.
285,000	2.234%, (LIBOR 3M + 0.530%), 10/6/2021[b]	288,511
	Pernod Ricard SA
250,000	5.750%, 4/7/2021[j]	268,115
	Pilgrim’s Pride Corporation
1,040,000	5.750%, 3/15/2025[j]	1,010,100
	Pinnacle Foods, Inc.
800,000	5.875%, 1/15/2024	828,000
	Reynolds American, Inc.
52,000	3.250%, 6/12/2020	51,998
	Shire Acquisitions Investments Ireland Designated Activity Company
275,000	1.900%, 9/23/2019	270,438
282,000	2.400%, 9/23/2021	272,221
	Simmons Foods, Inc.
1,040,000	5.750%, 11/1/2024[j]	943,800
	Smithfield Foods, Inc.
213,000	2.700%, 1/31/2020[j]	209,964
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	1,004,850
	Tenet Healthcare Corporation
1,435,000	8.125%, 4/1/2022	1,495,987
	Teva Pharmaceutical Finance Company BV
141,000	2.950%, 12/18/2022	124,844
	Teva Pharmaceutical Finance IV, LLC
72,000	2.250%, 3/18/2020	68,223
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	180,065
	TreeHouse Foods, Inc.
850,000	4.875%, 3/15/2022	846,813
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	157,471
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[j]	614,575
	VRX Escrow Corporation
1,140,000	6.125%, 4/15/2025[j]	983,820
	Zimmer Biomet Holdings, Inc.
214,000	2.928%, (LIBOR 3M + 0.750%), 3/19/2021[b]	214,327
	Zoetis, Inc.
211,000	3.450%, 11/13/2020	212,449

	Total	22,401,341

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Energy (2.7%)
	Alliance Resource Operating Partners, LP
$370,000	7.500%, 5/1/2025[j]	$388,500
	Anadarko Petroleum Corporation
99,000	8.700%, 3/15/2019	104,155
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	1,088,100
	BP Capital Markets plc
142,000	2.315%, 2/13/2020	140,437
570,000	2.520%, 9/19/2022	553,247
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	151,620
	Canadian Natural Resources, Ltd.
143,000	2.950%, 1/15/2023	138,807
	Canadian Oil Sands, Ltd.
141,000	9.400%, 9/1/2021[j]	163,534
	Cenovus Energy, Inc.
142,000	3.800%, 9/15/2023	140,304
	Cheniere Energy Partners, LP
1,045,000	5.250%, 10/1/2025[j]	1,030,631
	Concho Resources, Inc.
410,000	4.375%, 1/15/2025	415,201
	Continental Resources, Inc.
142,000	5.000%, 9/15/2022	143,952
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023	856,375
	Enbridge, Inc.
145,000	2.900%, 7/15/2022	140,629
	Encana Corporation
248,000	3.900%, 11/15/2021	251,158
	Energy Transfer Equity, LP
1,240,000	5.500%, 6/1/2027	1,243,100
	Energy Transfer Partners, LP
220,000	4.150%, 10/1/2020	223,027
	Enterprise Products Operating, LLC
475,000	5.250%, 8/16/2077[b]	461,937
	EOG Resources, Inc.
230,000	2.625%, 3/15/2023	221,730
	EQT Corporation
104,000	8.125%, 6/1/2019	110,128
141,000	3.000%, 10/1/2022	136,963
	Exxon Mobil Corporation
185,000	1.708%, 3/1/2019	183,659
	Kinder Morgan Energy Partners, LP
141,000	9.000%, 2/1/2019	147,776
284,000	3.450%, 2/15/2023	279,073
	Marathon Oil Corporation
142,000	2.700%, 6/1/2020	139,882
	Marathon Petroleum Corporation
90,000	3.400%, 12/15/2020	90,711
	MEG Energy Corporation
380,000	6.375%, 1/30/2023[j]	317,300
	MPLX, LP
213,000	4.500%, 7/15/2023	220,402
1,525,000	4.875%, 12/1/2024	1,598,390
	Nabors Industries, Inc.
525,000	5.750%, 2/1/2025[j]	495,469
	Nabors Industries, Inc., Convertible
360,000	0.750%, 1/15/2024[j,k]	269,431
	ONEOK Partners, LP
132,000	3.800%, 3/15/2020	132,994
	ONEOK, Inc.
132,000	7.500%, 9/1/2023	153,783
	Parsley Energy, LLC
445,000	5.625%, 10/15/2027[j]	445,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Energy (2.7%) - continued
	PBF Holding Company, LLC
$780,000	7.250%, 6/15/2025	$810,225
	Petrobras Global Finance BV
56,000	8.375%, 5/23/2021	63,756
	Petroleos Mexicanos
142,000	6.375%, 2/4/2021	151,301
	Plains All American Pipeline, LP
320,000	5.000%, 2/1/2021	330,512
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,122,430
	Sabine Pass Liquefaction, LLC
142,000	6.250%, 3/15/2022	154,045
142,000	5.625%, 4/15/2023	151,605
1,290,000	5.625%, 3/1/2025	1,385,411
	Sanchez Energy Corporation
170,000	6.125%, 1/15/2023[k]	123,994
	Schlumberger Holdings Corporation
90,000	3.000%, 12/21/2020[j]	89,763
	Sinopec Group Overseas Development, Ltd.
290,000	1.750%, 9/29/2019[j]	284,371
	Southwestern Energy Company
1,045,000	7.500%, 4/1/2026[k]	1,055,450
	SRC Energy, Inc.
1,270,000	6.250%, 12/1/2025[j]	1,273,175
	Sunoco Logistics Partners Operations, LP
90,000	4.400%, 4/1/2021	91,910
	Sunoco, LP
375,000	5.500%, 2/15/2026[j]	361,875
565,000	5.875%, 3/15/2028[j]	545,931
	Tallgrass Energy Partners, LP
1,550,000	5.500%, 1/15/2028[j]	1,563,563
	Western Gas Partners, LP
143,000	4.000%, 7/1/2022	142,628
	Whiting Petroleum Corporation, Convertible
730,000	1.250%, 4/1/2020	687,103
	Williams Partners, LP
280,000	4.500%, 11/15/2023	287,575

	Total	23,254,028

Financials (6.8%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	89,131
	Aegon NV
1,080,000	2.650%, (USISDA 10Y + 0.100%), 7/15/2018[b,l]	959,256
	AIG Global Funding
288,000	2.150%, 7/2/2020[j]	282,467
	Air Lease Corporation
47,000	2.625%, 9/4/2018	46,948
282,000	2.500%, 3/1/2021	276,481
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	902,250
500,000	4.125%, 3/30/2020	501,875
	American Express Credit Corporation
142,000	2.117%, (LIBOR 3M + 0.330%), 5/3/2019[b]	142,166
142,000	2.200%, 3/3/2020	139,997
95,000	3.157%, (LIBOR 3M + 1.050%), 9/14/2020[b]	96,566
	Ares Capital Corporation
282,000	3.875%, 1/15/2020	284,907

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Financials (6.8%) - continued
	Athene Global Funding
$211,000	4.000%, 1/25/2022[j]	$213,552
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,l]	193,900
	Banco Santander SA
800,000	6.375%, 5/19/2019[b,l]	810,821
	Bank of America Corporation
141,000	2.369%, 7/21/2021[b]	138,343
282,000	2.328%, 10/1/2021[b]	275,723
282,000	2.738%, 1/23/2022[b]	277,988
276,000	3.004%, 12/20/2023[b,j]	270,626
282,000	3.550%, 3/5/2024[b]	282,765
	Bank of Montreal
250,000	1.500%, 7/18/2019	245,735
214,000	2.100%, 6/15/2020	209,925
	Bank of New York Mellon Corporation
284,000	2.600%, 2/7/2022	278,536
	Bank of Nova Scotia
213,000	2.700%, 3/7/2022	208,852
	Barclays Bank plc
150,000	5.140%, 10/14/2020	154,884
	Barclays plc
290,000	3.200%, 8/10/2021	286,539
	BB&T Corporation
282,000	2.150%, 2/1/2021	276,027
	BNP Paribas SA
450,000	7.625%, 3/30/2021[b,j,l]	483,187
	BNZ International Funding, Ltd.
250,000	3.087%, (LIBOR 3M + 0.980%), 9/14/2021[b,j]	253,515
	Capital One Financial Corporation
142,000	2.500%, 5/12/2020	139,763
421,000	3.050%, 3/9/2022	412,746
	Capital One NA
290,000	2.400%, 9/5/2019	287,270
	CBOE Holdings, Inc.
214,000	1.950%, 6/28/2019	211,479
	Central Fidelity Capital Trust I
560,000	2.720%, (LIBOR 3M + 1.000%), 4/15/2027[b]	532,000
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,346,231
	Citigroup, Inc.
225,000	2.050%, 6/7/2019	222,915
284,000	2.450%, 1/10/2020	281,332
284,000	2.650%, 10/26/2020	280,566
153,000	2.350%, 8/2/2021	148,530
142,000	2.750%, 4/25/2022	138,283
141,000	2.450%, (LIBOR 3M + 0.690%), 10/27/2022[b]	140,321
280,000	3.142%, 1/24/2023[b]	276,545
	Citizens Bank NA
250,000	2.200%, 5/26/2020	244,762
	CNA Financial Corporation
350,000	5.750%, 8/15/2021	376,035
	Commonwealth Bank of Australia
284,000	2.250%, 3/10/2020[j]	279,958
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
282,000	3.950%, 11/9/2022	284,870
	Credit Agricole SA
142,000	3.375%, 1/10/2022[j]	140,811
265,000	8.125%, 12/23/2025[b,j,l]	301,885
	Credit Suisse Group AG
600,000	7.500%, 12/11/2023[b,j,l]	649,612

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Financials (6.8%) - continued
	Credit Suisse Group Funding Guernsey, Ltd.
$426,000	3.800%, 9/15/2022	$428,843
	Credit Suisse Group Funding, Ltd.
284,000	3.125%, 12/10/2020	282,375
	Deutsche Bank AG
141,000	2.700%, 7/13/2020	137,994
426,000	4.250%, 10/14/2021	432,601
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	99,682
	Digital Realty Trust, LP
212,000	2.750%, 2/1/2023	203,473
	Discover Bank
68,000	8.700%, 11/18/2019	73,621
280,000	3.100%, 6/4/2020	278,937
	Fifth Third Bancorp
213,000	2.600%, 6/15/2022	206,464
	Goldman Sachs Group, Inc.
245,000	7.500%, 2/15/2019	254,844
282,000	5.375%, 5/10/2020[b,l]	289,496
213,000	2.600%, 12/27/2020	209,849
284,000	5.250%, 7/27/2021	300,737
220,000	3.009%, (LIBOR 3M + 1.170%), 11/15/2021[b]	222,689
284,000	3.000%, 4/26/2022	278,786
208,000	2.876%, 10/31/2022[b]	203,565
141,000	3.075%, (LIBOR 3M + 1.050%), 6/5/2023[b]	141,746
	Goldman Sachs Group, Inc., Convertible
3,800,000	0.500%, 9/24/2022[c]	5,954,220
	Guardian Life Global Funding
250,000	2.000%, 4/26/2021[j]	242,029
	HCP, Inc.
107,000	3.750%, 2/1/2019	107,543
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	96,660
	HSBC Holdings plc
426,000	3.400%, 3/8/2021	427,902
284,000	6.875%, 6/1/2021[b,l]	299,975
290,000	3.196%, (LIBOR 3M + 1.500%), 1/5/2022[b]	298,648
325,000	6.375%, 9/17/2024[b,l]	329,062
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	184,045
	Icahn Enterprises, LP
415,000	6.750%, 2/1/2024	422,262
530,000	6.375%, 12/15/2025	532,650
	ILFC E-Capital Trust II
1,925,000	4.890%, (H15T30Y + 1.800%), 12/21/2065[b,j]	1,881,687
	International Lease Finance Corporation
284,000	4.625%, 4/15/2021	293,076
284,000	5.875%, 8/15/2022	304,698
	Intesa Sanpaolo SPA
287,000	3.125%, 7/14/2022[j]	277,284
	Iron Mountain, Inc.
825,000	4.875%, 9/15/2027[j]	765,188
	J.P. Morgan Chase & Company
211,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[b]	212,159
290,000	2.295%, 8/15/2021	281,907
560,000	2.972%, 1/15/2023	549,098
213,000	2.776%, 4/25/2023[b]	207,975

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Financials (6.8%) - continued
$289,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	$293,248
	KeyBank NA
250,000	1.600%, 8/22/2019	246,070
	Liberty Mutual Group, Inc.
42,000	5.000%, 6/1/2021[j]	44,152
975,000	10.750%, 6/15/2058*,b	1,511,250
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	264,271
	Lloyds Bank plc
1,000,000	12.000%, 12/16/2024[b,j,l]	1,257,917
	Lloyds Banking Group plc
285,000	3.000%, 1/11/2022	280,463
1,200,000	6.413%, 10/1/2035[b,j,l]	1,323,000
800,000	6.657%, 5/21/2037[b,j,l]	892,500
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[b,j,k,l]	244,063
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[j]	1,784,610
	MetLife, Inc.
125,000	9.250%, 4/8/2038[j]	170,000
	MGIC Investment Corporation, Convertible
738,000	9.000%, 4/1/2063[j]	999,759
	Mitsubishi UFJ Financial Group, Inc.
250,000	3.149%, (LIBOR 3M + 1.060%), 9/13/2021[b]	253,678
142,000	2.998%, 2/22/2022	140,088
282,000	3.455%, 3/2/2023	281,614
	Mizuho Financial Group, Inc.
250,000	3.229%, (LIBOR 3M + 1.140%), 9/13/2021[b]	253,932
	Morgan Stanley
290,000	2.800%, 6/16/2020	288,012
250,000	2.500%, 4/21/2021	244,914
282,000	5.500%, 7/28/2021	301,135
287,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	290,466
141,000	2.750%, 5/19/2022	137,465
110,000	4.875%, 11/1/2022	115,228
282,000	3.125%, 1/23/2023	277,875
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	867,008
	National City Corporation
136,000	6.875%, 5/15/2019	141,949
	New York Life Global Funding
90,000	1.550%, 11/2/2018[j]	89,503
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	140,875
	Park Aerospace Holdings, Ltd.
500,000	5.500%, 2/15/2024[j]	485,000
	PNC Bank NA
282,000	2.450%, 11/5/2020	277,603
	Quicken Loans, Inc.
1,480,000	5.750%, 5/1/2025[j]	1,476,300
	Realty Income Corporation
213,000	5.750%, 1/15/2021	226,296
	Regions Bank
43,000	7.500%, 5/15/2018	43,239
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	114,770
	Reinsurance Group of America, Inc.
212,000	4.700%, 9/15/2023	220,082
	Royal Bank of Canada
284,000	2.125%, 3/2/2020	279,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Financials (6.8%) - continued
	Royal Bank of Scotland Group plc
$590,000	7.500%, 8/10/2020[b,l]	$613,600
412,000	8.625%, 8/15/2021[b,l]	447,535
385,000	7.648%, 9/30/2031[b,l]	481,250
	Santander UK Group Holdings plc
290,000	2.875%, 8/5/2021	283,973
	Santander UK plc
110,000	3.050%, 8/23/2018	110,237
	Simon Property Group, LP
95,000	2.500%, 9/1/2020	93,944
145,000	2.500%, 7/15/2021	141,897
	Societe Generale SA
1,200,000	8.000%, 9/29/2025[b,j,l]	1,342,500
	Standard Chartered plc
290,000	3.015%, (LIBOR 3M + 1.130%), 8/19/2019[b,j]	292,863
	State Street Capital Trust IV
1,655,000	3.125%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,497,940
	State Street Corporation
95,000	2.785%, (LIBOR 3M + 0.900%), 8/18/2020[b]	96,170
	Sumitomo Mitsui Financial Group, Inc.
282,000	2.934%, 3/9/2021	279,719
285,000	3.737%, (LIBOR 3M + 1.680%), 3/9/2021[b]	294,667
141,000	2.784%, 7/12/2022	137,477
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[j]	248,080
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	119,176
	Synchrony Financial
141,000	3.000%, 8/15/2019	140,564
35,000	3.017%, (LIBOR 3M + 1.230%), 2/3/2020[b]	35,455
156,000	3.750%, 8/15/2021	157,275
	Toronto-Dominion Bank
95,000	2.585%, (LIBOR 3M + 0.840%), 1/22/2019[b]	95,527
90,000	3.037%, (LIBOR 3M + 0.930%), 12/14/2020[b]	91,479
	UBS Group Funding Jersey, Ltd.
282,000	3.000%, 4/15/2021[j]	278,972
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	95,653
	USB Realty Corporation
1,575,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,j,l]	1,419,469
	Wachovia Capital Trust II
307,000	2.222%, (LIBOR 3M + 0.500%), 1/15/2027[b]	288,580
	Wells Fargo & Company
280,000	2.100%, 7/26/2021	270,347
144,000	2.625%, 7/22/2022	139,257
287,000	2.851%, (LIBOR 3M + 1.110%), 1/24/2023[b]	290,930
335,000	3.002%, (LIBOR 3M + 1.230%), 10/31/2023[b]	339,868
	Welltower, Inc.
213,000	4.950%, 1/15/2021	221,792

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Financials (6.8%) - continued
	Westpac Banking Corporation
$375,000	2.735%, (LIBOR 3M + 0.850%), 8/19/2021[b]	$380,723

	Total	59,977,779

Mortgage-Backed Securities (7.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,675,000	3.000%, 4/1/2033[e]	3,666,738
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,400,000	4.000%, 4/1/2048[e]	7,592,722
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
10,025,000	3.000%, 4/1/2048[e]	9,769,021
17,000,000	3.500%, 4/1/2048[e]	17,024,118
11,600,000	4.000%, 4/1/2048[e]	11,898,499
9,850,000	4.500%, 4/1/2048[e]	10,310,213
	Radnor RE, Ltd.
2,300,000	4.554%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2*,b,c	2,304,830

	Total	62,566,141

Technology (2.2%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[j]	650,000
	Apple, Inc.
284,000	2.850%, 5/6/2021	283,703
284,000	2.161%, (LIBOR 3M + 0.350%), 5/11/2022[b]	285,761
282,000	2.400%, 1/13/2023	273,750
	Baidu, Inc.
143,000	3.000%, 6/30/2020	142,039
	Broadcom Corporation
288,000	2.650%, 1/15/2023	274,111
285,000	3.625%, 1/15/2024	280,252
	CommScope Technologies Finance, LLC
965,000	6.000%, 6/15/2025[j]	1,004,082
	Cypress Semiconductor Corporation, Convertible
600,000	4.500%, 1/15/2022	837,120
	Diamond 1 Finance Corporation
120,000	3.480%, 6/1/2019[j]	120,535
284,000	5.450%, 6/15/2023[j]	300,945
	Equinix, Inc.
950,000	5.750%, 1/1/2025	988,000
	Fidelity National Information Services, Inc.
51,000	3.625%, 10/15/2020	51,633
375,000	2.250%, 8/15/2021	362,326
	Harland Clarke Holdings Corporation
990,000	8.375%, 8/15/2022[j]	1,007,325
	Hewlett Packard Enterprise Company
365,000	3.600%, 10/15/2020	368,325
	Inception Merger Sub, Inc.
945,000	8.625%, 11/15/2024[j,k]	933,188
	Intel Corporation
160,000	1.700%, 5/19/2021	154,552
95,000	3.100%, 7/29/2022	95,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Technology (2.2%) - continued
	Intel Corporation, Convertible
$631,000	3.250%, 8/1/2039	$1,569,581
	Microchip Technology, Inc., Convertible
244,000	1.625%, 2/15/2027	288,462
	Micron Technology, Inc., Convertible
425,000	2.375%, 5/1/2032	2,300,888
600,000	3.000%, 11/15/2043	1,073,642
	Microsoft Corporation
284,000	2.400%, 2/6/2022	279,129
	NetApp, Inc.
211,000	2.000%, 9/27/2019	207,714
	NXP BV
755,000	3.875%, 9/1/2022[j]	749,337
	ON Semiconductor Corporation, Convertible
550,000	1.625%, 10/15/2023[j,k]	752,541
	Oracle Corporation
95,000	2.500%, 5/15/2022	93,107
	Red Hat, Inc., Convertible
128,000	0.250%, 10/1/2019	258,828
	Seagate HDD Cayman
535,000	4.750%, 1/1/2025	520,836
	Sensata Technologies BV
1,200,000	4.875%, 10/15/2023[j]	1,201,860
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	93,116
	VMware, Inc.
141,000	2.300%, 8/21/2020	137,118
	Western Digital Corporation, Convertible
314,000	1.500%, 2/1/2024[j,k]	339,612
	Zendesk, Inc. Convertible
784,000	0.250%, 3/15/2023[j]	797,328

	Total	19,076,129

Transportation (0.4%)
	American Airlines Pass Through Trust
94,913	4.950%, 1/15/2023	98,709
	Avis Budget Car Rental, LLC
510,000	5.125%, 6/1/2022[j,k]	510,026
	Delta Air Lines, Inc.
213,000	2.875%, 3/13/2020	211,588
57,508	4.950%, 11/23/2020	58,238
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	94,541
	Trinity Industries, Inc., Convertible
321,000	3.875%, 6/1/2036	437,486
	United Airlines Pass Through Trust
90,000	3.700%, 12/1/2022	89,199
	United Continental Holdings, Inc.
1,190,000	4.250%, 10/1/2022	1,166,200
	XPO Logistics, Inc.
850,000	6.500%, 6/15/2022[j]	876,563

	Total	3,542,550

Utilities (0.8%)
	Alabama Power Company
142,000	2.450%, 3/30/2022	138,514
	Ameren Corporation
90,000	2.700%, 11/15/2020	89,032
	Calpine Corporation
870,000	6.000%, 1/15/2022[j]	892,098
520,000	5.375%, 1/15/2023[k]	497,796

Principal Amount	Long-Term Fixed Income (44.4%)	Value
Utilities (0.8%) - continued
	CenterPoint Energy, Inc.
$142,000	2.500%, 9/1/2022	$137,570
	Consolidated Edison, Inc.
142,000	2.000%, 3/15/2020	139,580
	Dominion Energy, Inc.
282,000	2.579%, 7/1/2020	278,402
	Duke Energy Corporation
282,000	2.400%, 8/15/2022	270,709
	Dynegy, Inc.
1,200,000	7.375%, 11/1/2022	1,264,500
	Edison International
142,000	2.125%, 4/15/2020	139,373
	Emera U.S. Finance, LP
150,000	2.150%, 6/15/2019	148,208
	Eversource Energy
141,000	2.500%, 3/15/2021	138,825
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	148,389
213,000	2.950%, 1/15/2020	212,384
	FirstEnergy Corporation
214,000	2.850%, 7/15/2022	207,504
	Fortis, Inc.
250,000	2.100%, 10/4/2021	238,938
	NextEra Energy Capital Holdings, Inc.
120,000	2.300%, 4/1/2019	119,358
	NiSource Finance Corporation
295,000	5.450%, 9/15/2020	309,799
	Pinnacle West Capital Corporation
141,000	2.250%, 11/30/2020	137,622
	PPL Capital Funding, Inc.
350,000	3.500%, 12/1/2022	350,972
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	59,775
	Southern Company
255,000	1.850%, 7/1/2019	251,555
141,000	2.350%, 7/1/2021	136,609
	TransCanada Trust
725,000	5.875%, 8/15/2076[b]	755,813

	Total	7,063,325

	Total Long-Term Fixed Income (cost $379,052,587)	390,060,323

Shares	Common Stock (29.2%)	Value
Consumer Discretionary (4.5%)
4,935	Amazon.com, Inc.[n]	7,142,623
48,173	American Axle & Manufacturing Holdings, Inc.[n]	733,193
2,300	AOKI Holdings, Inc.	35,072
3,600	Autobacs Seven Company, Ltd.	67,386
300	Bandai Namco Holdings, Inc.	9,709
11,640	Berkeley Group Holdings plc	618,776
1,305	Booking Holdings, Inc.[n]	2,714,909
2,908	Breville Group, Ltd.	26,203
13,800	Bridgestone Corporation	607,115
4,592	Burlington Stores, Inc.[n]	611,425
67,352	Caesars Entertainment Corporation[n]	757,710
46,163	Carnival Corporation	3,027,370
484	Charter Communications, Inc.[n]	150,630
2,900	Chiyoda Company, Ltd.	72,214
1,215	Cie Generale des Etablissements Michelin	179,872
66,949	Comcast Corporation	2,287,647
4,700	DCM Holdings Company, Ltd.	47,826
6,677	Dollar Tree, Inc.[n]	633,647

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.2%)	Value
Consumer Discretionary (4.5%) - continued
4,977	Eutelsat Communications	$98,646
28,190	General Motors Company	1,024,425
46,300	Honda Motor Company, Ltd.	1,602,748
5,664	Hugo Boss AG	493,431
17,408	Inchcape plc	168,776
1,777	Ipsos SA	69,830
4,159	JM AB	94,660
35	Lear Corporation	6,513
553	Linamar Corporation	30,209
14,601	Magna International, Inc.	822,766
10,094	Mediaset Espana Comunicacion SA	102,824
12,085	Netflix, Inc.[n]	3,569,305
245	Nexity SA	15,691
3,152	Next plc	210,708
4,000	NHK Spring Company, Ltd.	42,839
48,799	NIKE, Inc.	3,242,206
139,200	Nissan Motor Company, Ltd.	1,436,842
11,581	Nutrisystem, Inc.	312,108
33,681	Peugeot SA	811,018
2,000	Plenus Company, Ltd.	38,892
5,600	Sangetsu Company, Ltd.	116,117
14,900	Sankyo Company, Ltd.	521,239
4,500	SHIMAMURA Company, Ltd.	561,097
16,262	Six Flags Entertainment Corporation	1,012,472
14,100	Sumitomo Rubber Industries, Ltd.	259,967
1,000	Takara Standard Company, Ltd.	16,960
15,939	Toll Brothers, Inc.	689,362
21,900	Toyoda Gosei Company, Ltd.	507,194
18,000	TV Asahi Holdings Corporation	397,902
14,102	Walt Disney Company	1,416,405
4,262	Wolters Kluwer NV	226,674
5,600	Yokohama Rubber Company, Ltd.	129,787

	Total	39,772,940

Consumer Staples (1.2%)
20,027	Altria Group, Inc.	1,248,083
5,800	Arcs Company, Ltd.	140,926
13,423	Bunge, Ltd.	992,497
78,315	Cott Corporation	1,152,797
2,113	Empire Company, Ltd.	42,412
4,326	ForFarmers BV	60,379
1,260	Henkel AG & Company KGaA	158,740
11,000	Japan Tobacco, Inc.	314,237
5,300	Lawson, Inc.	362,320
1,000	Ministop Company, Ltd.	20,560
19,902	Philip Morris International, Inc.	1,978,259
2,200	Seven & I Holdings Company, Ltd.	94,231
40,077	Unilever NV	2,262,166
35,084	Unilever plc	1,945,844

	Total	10,773,451

Energy (2.2%)
3,190	Andeavor	320,787
261,188	BP plc	1,761,736
9,305	Contura Energy, Inc.	623,435
43,050	Enbridge, Inc.	1,354,784
69,050	Enterprise Products Partners, LP	1,690,344
68,347	Halliburton Company	3,208,208
12,821	OMV AG	747,812
32,250	ONEOK, Inc.	1,835,670
17,799	Parsley Energy, Inc.[n]	515,993
20,360	Pioneer Natural Resources Company	3,497,441
4,665	Royal Dutch Shell plc, Class A	147,593
27,961	Royal Dutch Shell plc, Class B	899,739
5,140	TGS Nopec Geophysical Company ASA	126,098

Shares	Common Stock (29.2%)	Value
Energy (2.2%) - continued
12,536	Total SA	$718,560
12,536	Total SA Rights[c,n]	185
60,000	Williams Companies, Inc.	1,491,600
38,559	WPX Energy, Inc.[n]	569,902

	Total	19,509,887

Financials (4.5%)
5,731	ABN AMRO Group NVj	172,809
2,628	Affiliated Managers Group, Inc.	498,216
4,791	Anima Holding SPA[j]	32,546
1,000	Aozora Bank, Ltd.	40,136
322,543	Apollo Investment Corporation	1,683,675
196,782	Ares Capital Corporation	3,122,930
9,400	Assured Guaranty, Ltd.	340,280
3,000	ASX, Ltd.	130,013
27,144	Australia & New Zealand Banking Group, Ltd.	564,957
18,948	Banco BPM SPA[n]	65,756
139,483	Banco de Sabadell SA	285,303
29,063	Bank of America Corporation	871,599
12,289	Bankinter SA	126,520
1,515	BNP Paribas SA	112,354
9,681	CaixaBank SA	46,156
31,858	CI Financial Corporation	682,486
29,913	Citigroup, Inc.	2,019,128
23,143	CNP Assurances	584,228
4,409	Danske Bank AS	165,198
93,350	Direct Line Insurance Group plc	499,842
31,053	DnB ASA	611,658
65,740	E*TRADE Financial Corporation[n]	3,642,653
5,817	Euronext NVj	426,380
9,206	Finecobank Banca Fineco SPA	110,806
81,470	FlexiGroup, Ltd.	113,286
7,510	FNF Group	300,550
8,673	Genworth MI Canada, Inc.[k]	276,007
6,004	Goldman Sachs Group, Inc.	1,512,167
190,698	Golub Capital BDC, Inc.	3,411,587
5,838	Hannover Rueckversicherung SE	796,491
1,677	Hargreaves Lansdown plc	38,493
206,460	HSBC Holdings plc	1,938,802
11,060	IBERIABANK Corporation	862,680
8,094	Interactive Brokers Group, Inc.	544,241
6,794	Jupiter Fund Management plc	45,041
45,893	KeyCorp	897,208
3,550	Macquarie Group, Ltd.	283,067
514	Markel Corporation[n]	601,509
300,896	Medibank Private, Ltd.	675,368
21,758	MetLife, Inc.	998,475
198,900	Mizuho Financial Group, Inc.	362,471
10,025	National Bank of Canada	471,856
61,040	Old Mutual plc	205,393
4,192	Pargesa Holding SA	371,951
5,690	Plus500, Ltd.	91,173
9,797	Power Corporation of Canada	223,566
49,204	Santander Consumer USA Holdings Inc.	802,025
6,139	Schroders plc	275,446
9,100	Senshu Ikeda Holdings, Inc.	34,865
2,300	Sony Financial Holdings, Inc.	41,998
22,885	State Street Corporation	2,282,321
55,913	Synchrony Financial	1,874,763
23,500	United Community Banks, Inc.	743,775
517	Vienna Insurance Group AG Wiener Versicherung Gruppe	17,284
2,871	Wells Fargo & Company	150,469
15,902	Zions Bancorporation	838,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.2%)	Value
Financials (4.5%) - continued
74	Zurich Insurance Group AG	$24,410

	Total	38,942,880

Health Care (2.8%)
18,900	Acadia Healthcare Company, Inc.[n]	740,502
6,873	Anthem, Inc.	1,509,998
65,600	Astellas Pharmaceutical, Inc.	1,003,417
22,300	BioMarin Pharmaceutical, Inc.[n]	1,807,861
19,157	Celgene Corporation[n]	1,708,996
2,374	Danaher Corporation	232,438
50,216	GlaxoSmithKline plc ADR[k]	1,961,939
49,589	Hologic, Inc.[n]	1,852,645
1,200	KYORIN Holdings, Inc.	22,672
463	LNA Sante	32,246
25,307	Medtronic plc	2,030,128
20,658	Novartis AG	1,670,837
44,243	Novo Nordisk AS	2,176,130
867	Roche Holding AG	198,887
3,849	Teleflex, Inc.	981,418
7,228	Teva Pharmaceutical Industries, Ltd. ADR	123,526
26,529	UnitedHealth Group, Inc.	5,677,206
4,384	Waters Corporation[n]	870,882

	Total	24,601,728

Industrials (3.1%)
11,105	Adecco SA	791,010
2,900	Asahi Glass Company, Ltd.	121,531
39,547	Atlas Copco AB, Class A	1,717,597
20,623	Atlas Copco AB, Class B	805,239
11,403	Brink’s Company	813,604
20,892	Caterpillar, Inc.	3,079,063
900	Central Glass Company, Ltd.	20,724
19,541	CSX Corporation	1,088,629
3,000	Dai Nippon Printing Company, Ltd.	62,343
11,084	Delta Air Lines, Inc.	607,514
8,014	Dycom Industries, Inc.[n]	862,547
3,423	Ferguson plc	257,443
40,094	GWA Group, Ltd.	104,420
17,746	Honeywell International, Inc.	2,564,474
5,000	Inaba Denki Sangyo Company, Ltd.	221,031
12,384	Kirby Corporation[n]	952,949
2,185	Loomis AB	78,881
10,700	Marubeni Corporation	78,137
10,128	Masonite International Corporation[n]	621,353
5,684	Middleby Corporation[n]	703,622
8,000	Mitsuboshi Belting, Ltd.	89,126
12,281	Monadelphous Group, Ltd.	144,768
15,579	National Express Group plc	84,461
13,000	Nitto Kogyo Corporation	201,423
3,883	Nobina ABj	25,112
18,989	Norfolk Southern Corporation	2,578,326
4,751	Northgate plc	22,489
7,970	Oshkosh Corporation	615,842
36,810	PageGroup plc	277,395
46,909	RELX NV	972,373
28,797	RELX plc	591,542
1,550	Rockwool International AS	461,727
101,872	Royal Mail plc	773,184
1,952	Sandvik AB	35,763
3,547	Schindler Holding AG, Participation Certificate	765,328
47	SGS SA	115,617
2,000	ShinMaywa Industries, Ltd.	16,543
34,210	SKF ABk	700,863
10,962	Smiths Group plc	233,176

Shares	Common Stock (29.2%)	Value
Industrials (3.1%) - continued
2,059	Spirax-Sarco Engineering plc	$166,096
1,252	Sulzer, Ltd.	164,803
36,400	Sumitomo Electric Industries, Ltd.	556,320
1,800	Taikisha, Ltd.	59,035
5,100	Toppan Forms Company, Ltd.	56,482
45,000	Toppan Printing Company, Ltd.	369,898
7,683	Transcontinental, Inc.	151,770
13,000	Tsubakimoto Chain Company	106,272
8,779	Vinci SA	864,689
4,968	WABCO Holdings, Inc.[n]	665,066
2,100	Yuasa Trading Company, Ltd.	69,039

	Total	27,486,639

Information Technology (4.8%)
3,324	Alliance Data Systems Corporation	707,547
2,320	Alphabet, Inc., Class An	2,406,165
2,047	Alphabet, Inc., Class Cn	2,112,074
25,723	Apple, Inc.	4,315,805
9,600	Autodesk, Inc.[n]	1,205,568
9,009	Belden, Inc.	621,081
256	BKW FMB Energie	17,029
9,000	Blackline, Inc.[n]	352,890
6,900	Canon, Inc.	250,320
9,376	Capgemini SA	1,169,887
2,232	CGI Group, Inc.[n]	128,721
31,079	Ciena Corporation[n]	804,946
110,925	Cisco Systems, Inc.	4,757,573
13,610	Dolby Laboratories, Inc.	865,052
5,971	F5 Networks, Inc.[n]	863,466
16,080	Facebook, Inc.[n]	2,569,423
23,423	Juniper Networks, Inc.	569,882
69,800	Konica Minolta Holdings, Inc.	593,367
1,500	Kulicke and Soffa Industries, Inc.[n]	37,515
7,700	Kyocera Corporation	436,575
1,729	Lam Research Corporation	351,264
33,530	Microsoft Corporation	3,060,283
6,800	NEC Networks & System Integration Corporation	176,874
8,835	New Relic, Inc.[n]	654,850
4,936	NVIDIA Corporation	1,143,128
40,830	PayPal Holdings, Inc.[n]	3,097,772
4,017	Red Hat, Inc.[n]	600,582
2,500	Ryoyo Electro Corporation	40,259
11,570	Salesforce.com, Inc.[n]	1,345,591
4,763	Seagate Technology plc	278,731
21,900	Shinko Electric Industries Company, Ltd.	161,895
4,061	TE Connectivity, Ltd.	405,694
30,270	Twitter, Inc.[n]	878,133
31,230	Visa, Inc.	3,735,733
22,989	Xilinx, Inc.	1,660,725

	Total	42,376,400

Materials (1.5%)
3,270	APERAM	156,585
1,940	Ashland Global Holdings, Inc.	135,393
22,612	BASF SE	2,293,252
51,754	BHP Billiton plc	1,022,823
44,989	BHP Billiton, Ltd.	997,203
6,473	Crown Holdings, Inc.[n]	328,505
29,000	Daicel Corporation	318,448
1,846	Eagle Materials, Inc.	190,230
18,266	Evonik Industries AG	644,121
3,209	FMC Corporation	245,713
13,109	Granges AB	154,223
2,257	Hudbay Minerals, Inc.	15,977

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.2%)	Value
Materials (1.5%) - continued
5,400	JSR Corporation	$121,532
13,000	Kaneka Corporation	129,318
26,000	Kuraray Company, Ltd.	450,796
14,800	Kyoei Steel, Ltd.[k]	252,812
15,284	Lundin Mining Corporation	100,244
2,291	Methanex Corporation	138,949
20,132	Mondi plc	541,109
4,374	Neenah, Inc.	342,922
800	Nippon Shokubai Company, Ltd.	55,313
58,104	Norsk Hydro ASA	344,655
4,050	Packaging Corporation of America	456,435
477	Rio Tinto plc	24,205
2,321	Rio Tinto, Ltd.	131,490
9,640	Sandfire Resources NL	54,921
4,970	Sensient Technologies Corporation	350,783
5,888	Solvay SA	818,313
900	Taiyo Holdings Company, Ltd.	38,736
8,200	Toagosei Company, Ltd.	97,016
36,288	UPM-Kymmene Oyj	1,345,337
7,274	Valvoline, Inc.	160,974
30,774	Verso Corporation[n]	518,234
2,300	Yamato Kogyo Company, Ltd.	63,467

	Total	13,040,034

Real Estate (3.6%)
2,550	Acadia Realty Trust	62,730
1,128	Agree Realty Corporation	54,189
2,000	Alexander & Baldwin, Inc.	46,260
9,459	Alexandria Real Estate Equities, Inc.	1,181,335
1,300	American Assets Trust, Inc.	43,433
4,050	American Campus Communities, Inc.	156,411
13,150	American Tower Corporation	1,911,221
4,750	Apartment Investment & Management Company	193,563
1,300	Armada Hoffler Properties, Inc.	17,797
3,445	Artis Real Estate Investment Trust	36,339
4,100	AvalonBay Communities, Inc.	674,286
6,532	Boston Properties, Inc.	804,873
8,806	British Land Company plc	79,380
11,145	Camden Property Trust	938,186
2,200	CareTrust REIT, Inc.	29,480
5,100	CBL & Associates Properties, Inc.	21,267
2,400	Cedar Realty Trust, Inc.	9,456
1,300	Chatham Lodging Trust	24,895
1,738	Chesapeake Lodging Trust	48,334
500	Community Healthcare Trust, Inc.	12,870
3,400	CoreCivic, Inc.	66,368
1,050	CoreSite Realty Corporation	105,273
3,050	Corporate Office Properties Trust	78,782
12,461	Cousins Properties, Inc.	108,161
17,258	Crown Castle International Corporation	1,891,649
2,950	CyrusOne, Inc.	151,070
300	Daito Trust Construction Company, Ltd.	51,080
2,800	DCT Industrial Trust, Inc.	157,752
42,077	DEXUS Property Group	302,985
5,975	DiamondRock Hospitality Company	62,379
6,198	Digital Realty Trust, Inc.	653,145
4,700	Douglas Emmett, Inc.	172,772
38,741	Duke Realty Corporation	1,025,862
1,300	Easterly Government Properties, Inc.	26,520
986	EastGroup Properties, Inc.	81,503
2,200	Education Realty Trust, Inc.	72,050
1,979	EPR Properties	109,637
3,168	Equinix, Inc.	1,324,668

Shares	Common Stock (29.2%)	Value
Real Estate (3.6%) - continued
14,602	Equity Residential	$899,775
1,980	Essex Property Trust, Inc.	476,546
3,850	Extra Space Storage, Inc.	336,336
2,200	Federal Realty Investment Trust	255,442
3,650	First Industrial Realty Trust, Inc.	106,689
1,800	Four Corners Property Trust, Inc.	41,562
52,790	General Growth Properties, Inc.	1,080,083
3,750	GEO Group, Inc.	76,763
900	Getty Realty Corporation	22,698
2,900	Government Properties Income Trust	39,614
45,000	Hang Lung Properties, Ltd.	105,616
14,000	HCP, Inc.	325,220
3,800	Healthcare Realty Trust, Inc.	105,298
1,100	Hersha Hospitality Trust	19,690
3,100	Highwoods Properties, Inc.	135,842
4,900	Hospitality Properties Trust	124,166
42,282	Host Hotels & Resorts, Inc.	788,136
75,000	Hysan Development Company, Ltd.	398,013
2,400	Independence Realty Trust, Inc.	22,032
8,400	Iron Mountain, Inc.	276,024
2,790	JBG SMITH Properties	94,051
2,900	Kilroy Realty Corporation	205,784
12,659	Kimco Realty Corporation	182,290
2,400	Kite Realty Group Trust	36,552
2,470	Lamar Advertising Company	157,240
3,300	LaSalle Hotel Properties	95,733
6,400	Lexington Realty Trust	50,368
4,400	Liberty Property Trust	174,812
1,364	Life Storage, Inc.	113,921
1,100	LTC Properties, Inc.	41,800
3,300	Macerich Company	184,866
2,650	Mack-Cali Realty Corporation	44,282
10,850	Medical Properties Trust, Inc.	141,050
3,466	Mid-America Apartment Communities, Inc.	316,238
4,600	National Retail Properties, Inc.	180,596
1,566	National Storage Affiliates Trust	39,275
5,850	Omega Healthcare Investors, Inc.	158,184
2,000	Pennsylvania REIT	19,300
1,776	PotlatchDeltic Corporation	92,441
21,482	Prologis, Inc.	1,353,151
500	PS Business Parks, Inc.	56,520
5,842	Public Storage, Inc.	1,170,678
2,800	Quality Care Properties, Inc.[n]	54,404
2,300	Ramco-Gershenson Properties Trust	28,428
3,800	Rayonier, Inc. REIT	133,684
8,410	Realty Income Corporation	435,049
4,480	Regency Centers Corporation	264,230
3,250	Retail Opportunity Investments Corporation	57,428
23,000	Road King Infrastructure, Ltd.	45,870
5,266	Sabra Health Care REIT, Inc.	92,945
300	Saul Centers, Inc.	15,291
3,550	SBA Communications Corporation[n]	606,766
7,026	Senior Housing Property Trust	110,027
12,387	Simon Property Group, Inc.	1,911,933
2,750	SL Green Realty Corporation	266,283
30,162	Stockland	93,590
3,160	Summit Hotel Properties, Inc.	43,008
19,000	Sun Hung Kai Properties, Ltd.	301,586
7,500	Swire Pacific, Ltd.	75,949
2,783	Tanger Factory Outlet Centers, Inc.	61,226
1,800	Taubman Centers, Inc.	102,438
7,950	UDR, Inc.	283,179
4,900	Uniti Group, Inc.	79,625
300	Universal Health Realty Income Trust	18,030

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (29.2%)	Value
Real Estate (3.6%) - continued
3,100	Urban Edge Properties	$66,185
900	Urstadt Biddle Properties, Inc.	17,370
10,800	Ventas, Inc.	534,924
7,370	Vornado Realty Trust	496,001
5,500	Washington Prime Group, Inc.	36,685
3,600	Weingarten Realty Investors	101,088
11,130	Welltower, Inc.	605,806
22,600	Weyerhaeuser Company	791,000
1,100	Whitestone REIT	11,429
55,400	Wing Tai Holdings, Ltd.	87,836

	Total	31,161,931

Telecommunications Services (0.6%)
7,361	Freenet AG	224,025
161,636	KCOM Group plc	208,860
3,600	KDDI Corporation	92,716
16,100	Nippon Telegraph & Telephone Corporation	751,114
75,500	NTT DOCOMO, Inc.	1,924,754
51,549	Telenor ASA	1,172,283
22,743	Zayo Group Holdings, Inc.[n]	776,901

	Total	5,150,653

Utilities (0.4%)
2,377	Alpha Natural Resources Holdings, Inc.[n]	57,642
8,944	ANR, Inc.[n]	214,656
6,700	Chubu Electric Power Company, Inc.	96,157
46,801	Dynegy, Inc.[n]	632,749
21,212	MDU Resources Group, Inc.	597,330
38,800	Osaka Gas Company, Ltd.	771,691
14,124	PNM Resources, Inc.	540,243
28,300	Tokyo Gas Company, Ltd.	756,182
2,100	Verbund AG	60,940

	Total	3,727,590

	Total Common Stock (cost $228,421,546)	256,544,133

Shares	Registered Investment Companies (6.1%)	Value
Affiliated Fixed Income Holdings (4.9%)
4,532,970	Thrivent Core Emerging Markets Debt Fund	43,289,864

	Total	43,289,864

Equity Funds/Exchange Traded Funds (0.8%)
8,962	Altaba, Inc.[n]	663,546
65,492	Materials Select Sector SPDR Fund	3,729,115
12,416	SPDR S&P Homebuilders ETF[k]	506,449
42,629	Utilities Select Sector SPDR Fund[k]	2,154,043

	Total	7,053,153

Fixed Income Funds/Exchange Traded Funds (0.4%)
140,000	PowerShares Senior Loan Portfolio	3,238,200
	Total	3,238,200

	Total Registered Investment Companies (cost $53,827,638)	53,581,217

Shares	Preferred Stock (2.2%)	Value
Consumer Staples (0.5%)
8,608	Bunge, Ltd., Convertible, 4.875%[l]	938,014
31,000	CHS, Inc., 6.750%[b,l]	834,830
48,800	CHS, Inc., 7.100%[b,l]	1,371,280

Shares	Preferred Stock (2.2%)	Value
Consumer Staples (0.5%) - continued
7,818	Henkel AG & Company KGaA, 1.620%	$1,027,701

	Total	4,171,825

Energy (0.2%)
97,000	Crestwood Equity Partners, LP, 9.250%[c,l,n]	921,500
40,825	NuStar Logistics, LP, 8.454%[b]	1,030,831

	Total	1,952,331

Financials (1.5%)
8,335	Agribank FCB, 6.875%[b,l]	900,180
54,977	Annaly Capital Management, Inc., 7.500%[l]	1,388,169
44,780	Citigroup, Inc., 6.875%[b,l]	1,255,184
12,970	CoBank ACB, 6.250%[b,l]	1,368,335
20,947	Federal National Mortgage Association, 0.000%[l,n]	120,446
945	First Tennessee Bank NA, 3.750%[b,j,l]	727,650
60,150	GMAC Capital Trust I, 7.624%[b]	1,562,697
40,200	Goldman Sachs Group, Inc., 5.500%[b,l]	1,070,526
27,084	Morgan Stanley, 7.125%[b,l]	781,644
9,175	PNC Financial Services Group, Inc., 6.125%[b,l]	257,542
39,100	U.S. Bancorp, 6.500%[b,l]	1,092,063
2,214	Wells Fargo & Company, Convertible, 7.500%[l]	2,856,060

	Total	13,380,496

Utilities (<0.1%)
11,600	Entergy Arkansas, Inc., 4.875%	279,676

	Total	279,676

	Total Preferred Stock (cost $18,979,663)	19,784,328

Shares	Collateral Held for Securities Loaned (1.4%)	Value
12,529,805	Thrivent Cash Management Trust	12,529,805

	Total Collateral Held for Securities Loaned (cost $12,529,805)	12,529,805

Shares or Principal Amount	Short-Term Investments (12.3%)	Value
	Federal Home Loan Bank Discount Notes
1,400,000	1.500%, 4/3/2018[o,p]	1,399,935
100,000	1.385%, 4/6/2018[o,p]	99,981
200,000	1.425%, 4/11/2018[o,p]	199,917
200,000	1.622%, 5/4/2018[o,p]	199,698
100,000	1.530%, 5/7/2018[o,p]	99,835
200,000	1.669%, 6/6/2018[o,p]	199,379
	Thrivent Core Short-Term Reserve Fund
10,473,588	1.940%	104,735,878

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (12.3%)	Value
	U.S. Treasury Bills
270,000	1.406%, 4/26/2018[o]	$269,713
520,000	1.524%, 5/10/2018[o,q]	519,107

	Total Short-Term Investments (cost $107,723,228)	107,723,443

	Total Investments (cost $916,735,268) 108.8%	$955,895,415

	Other Assets and Liabilities, Net (8.8%)	(77,674,767)

	Total Net Assets 100.0%	$878,220,648

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.
g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
j	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $94,304,625 or 10.7% of total net assets.
k	All or a portion of the security is on loan.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At March 29, 2018, $129,777 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of March 29, 2018 was $32,050,570 or 3.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$1,137,386
ALM XI Ltd., 10/17/2026	4/28/2017	1,475,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	144,914
Apidos CLO XVIII, 7/22/2026	4/4/2017	900,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,950,468
CLUB Credit Trust, 4/17/2023	6/14/2017	1,124,995
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	507,361
Digicel, Ltd., 4/15/2021	6/9/2014	1,421,451
Foundation Finance Trust, 7/15/2033	12/6/2017	1,487,313
GCAT, LLC, 3/25/2047	3/22/2017	423,660
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	1,047,597
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,950,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	1,399,724
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	999,998
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	1,540,083
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	1,350,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	1,052,957
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	824,646
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	1,099,141
Radnor RE, Ltd., 3/25/2028	3/13/2018	2,300,000
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	1,963,453
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	2,603,986
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	820,332
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	339,935
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	215,410
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	1,650,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of March 29, 2018:

Securities Lending Transactions

Taxable Debt Security	$6,778,315
Common Stock	5,344,804

Total lending	$12,123,119
Gross amount payable upon return of collateral for securities loaned	$12,529,805

Net amounts due to counterparty	$406,686

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of March 29, 2018:

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	10,250,303	–	8,716,799	1,533,504
Capital Goods	4,770,868	–	4,770,868	–
Communications Services	35,181,761	–	34,884,386	297,375
Consumer Cyclical	17,823,863	–	16,570,413	1,253,450
Consumer Non-Cyclical	19,257,500	–	17,624,673	1,632,827
Energy	3,423,700	–	3,423,700	–
Financials	9,025,214	–	9,025,214	–
Technology	10,802,096	–	10,802,096	–
Transportation	2,438,988	–	2,184,877	254,111
Utilities	2,697,873	–	1,323,605	1,374,268
Long-Term Fixed Income
Asset-Backed Securities	35,198,646	–	35,198,646	–
Basic Materials	12,701,382	–	12,701,382	–
Capital Goods	15,602,531	–	15,602,531	–
Collateralized Mortgage Obligations	84,132,128	–	84,132,128	–
Communications Services	23,213,035	–	23,213,035	–
Consumer Cyclical	21,331,308	–	21,331,308	–
Consumer Non-Cyclical	22,401,341	–	22,401,341	–
Energy	23,254,028	–	23,254,028	–
Financials	59,977,779	–	54,023,559	5,954,220
Mortgage-Backed Securities	62,566,141	–	60,261,311	2,304,830
Technology	19,076,129	–	19,076,129	–
Transportation	3,542,550	–	3,542,550	–
Utilities	7,063,325	–	7,063,325	–
Common Stock
Consumer Discretionary	39,772,940	30,154,716	9,618,224	–
Consumer Staples	10,773,451	5,371,636	5,401,815	–
Energy	19,509,887	15,108,164	4,401,538	185
Financials	38,942,880	27,998,764	10,944,116	–
Health Care	24,601,728	19,497,539	5,104,189	–
Industrials	27,486,639	15,152,989	12,333,650	–
Information Technology	42,376,400	39,401,473	2,974,927	–
Materials	13,040,034	2,868,138	10,171,896	–
Real Estate	31,161,931	29,583,687	1,578,244	–
Telecommunications Services	5,150,653	776,901	4,373,752	–
Utilities	3,727,590	2,042,620	1,684,970	–
Preferred Stock
Consumer Staples	4,171,825	3,144,124	1,027,701	–
Energy	1,952,331	1,030,831	–	921,500
Financials	13,380,496	10,384,331	2,996,165	–
Utilities	279,676	279,676	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	7,053,153	7,053,153	–	–
Fixed Income Funds/Exchange Traded Funds	3,238,200	3,238,200	–	–
Short-Term Investments	2,987,565	–	2,987,565	–
Subtotal Investments in Securities	$795,339,868	$213,086,942	$566,726,656	$15,526,270

Other Investments *	Total
Short-Term Investments	104,735,878
Affiliated Registered Investment Companies	43,289,864
Collateral Held for Securities Loaned	12,529,805
Subtotal Other Investments	$160,555,547
Total Investments at Value	$955,895,415

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,159,466	1,159,466	–	–
Total Asset Derivatives	$1,159,466	$1,159,466	$–	$–
Liability Derivatives
Futures Contracts	635,147	635,147	–	–
Total Liability Derivatives	$635,147	$635,147	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $2,198,746 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
5-Yr. U.S. Treasury Bond Futures	107	July 2018	$12,197,496	$49,825
10-Yr. U.S. Treasury Bond Futures	276	June 2018	33,174,508	260,306
20-Yr. U.S. Treasury Bond Futures	52	June 2018	7,430,075	194,425
CME Ultra Long Term U.S. Treasury Bond	1	June 2018	154,941	5,528
S&P 500 Index Mini-Futures	124	June 2018	17,010,540	(623,940)
Total Futures Long Contracts			$69,967,560	($113,856)
2-Yr. U.S. Treasury Bond Futures	(78)	July 2018	($16,572,325)	($11,207)
S&P 500 Index Mini-Futures	(135)	June 2018	(18,489,632)	649,382
Total Futures Short Contracts			($35,061,957)	$638,175
Total Futures Contracts			$34,905,603	$524,319

Reference Description:

CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$26,336	$17,861	$–	4,533	$43,290	4.9%
Total Affiliated Fixed Income Holdings	26,336				43,290	4.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	99,147	79,004	73,415	10,474	104,736	11.9
Total Affiliated Short-Term Investments	99,147				104,736	11.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	1,282	40,267	29,019	12,530	12,530	1.4
Total Collateral Held for Securities Loaned	1,282				12,530	1.4
Total Value	$126,765				$160,556

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(907)	$–	$303
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	440
Total Income from Affiliated Investments				$743
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	13
Total Affiliated Income from Securities Loaned, Net				$13
Total	$–	$(907)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (9.4%)[a]	Value
Basic Materials (0.8%)
	Arch Coal, Inc., Term Loan
$64,511	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$64,726
	Big River Steel, LLC, Term Loan
64,675	7.302%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	65,483
	Chemours Company, Term Loan
53,304	6.250%, (LIBOR 1M + 2.500%), 5/12/2022[b]	53,238
	CONSOL Mining Corporation, Term Loan
69,825	7.990%, (LIBOR 3M + 6.000%), 10/30/2022[b]	71,536
	Contura Energy, Inc., Term Loan
110,975	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[b]	110,629
	Ineos Finance, LLC, Term Loan
194,513	3.877%, (LIBOR 1M + 2.000%), 3/31/2024[b]	194,901
	Peabody Energy Corporation, Term Loan
71,526	5.377%, (LIBOR 1M + 3.500%), 3/31/2022[b]	71,616
	Tronox Finance, LLC, Term Loan
43,728	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	44,101
100,910	5.302%, (LIBOR 3M + 3.000%), 9/14/2024[b]	101,772

	Total	778,002

Capital Goods (0.5%)
	Advanced Disposal Services, Inc., Term Loan
54,483	3.981%, (LIBOR 1W + 2.250%), 11/10/2023[b]	54,603
	Cortes NP Intermediate Holding II Corporation, Term Loan
167,116	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[b]	167,742
	Navistar, Inc., Term Loan
115,000	5.210%, (LIBOR 1M + 3.500%), 11/3/2024[b]	115,527
	Sterigenics-Nordion Holdings, LLC, Term Loan
118,800	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[b]	118,726

	Total	456,598

Communications Services (2.9%)
	Altice Financing SA, Term Loan
59,550	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	58,285
	Altice US Finance I Corporation, Term Loan
74,438	4.127%, (LIBOR 1M + 2.250%), 7/14/2025[b]	74,270
	CBS Radio, Inc., Term Loan
24,937	4.623%, (LIBOR 3M + 2.750%), 10/17/2023[b]	25,036
	Cengage Learning Acquisitions, Term Loan
136,675	6.036%, (LIBOR 1M + 4.250%), 6/7/2023[b]	124,125

Principal Amount	Bank Loans (9.4%)[a]	Value
Communications Services (2.9%) - continued
	Charter Communications Operating, LLC, Term Loan
$54,863	3.880%, (LIBOR 1M + 2.000%), 4/13/2025[b]	$55,045
	CSC Holdings, LLC, Term Loan
74,437	4.036%, (LIBOR 1M + 2.250%), 7/17/2025[b]	74,174
	Frontier Communications Corporation, Term Loan
114,138	5.630%, (LIBOR 1M + 3.750%), 6/1/2024[b]	112,497
	Gray Television, Inc., Term Loan
59,250	3.920%, (LIBOR 1M + 2.250%), 2/7/2024[b]	59,447
	Hargray Communications Group, Inc., Term Loan
19,950	4.877%, (LIBOR 3M + 3.000%), 5/16/2024[b,d,e]	19,993
	Hargray Merger Subsidiary Corporation, Term Loan
74,512	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[b]	74,675
	Intelsat Jackson Holdings SA, Term Loan
70,000	5.706%, (LIBOR 3M + 3.750%), 11/27/2023[b]	70,000
	Level 3 Financing, Inc., Term Loan
200,000	4.111%, (LIBOR 1M + 2.250%), 2/22/2024[b]	200,344
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[b]	140,438
	McGraw-Hill Global Education Holdings, LLC, Term Loan
112,987	5.877%, (LIBOR 1M + 4.000%), 5/4/2022[b]	111,490
	NEP/NCP Holdco, Inc., Term Loan
94,045	5.552%, (LIBOR 1M + 3.250%), 7/21/2022[b]	94,320
	Radiate Holdco, LLC, Term Loan
224,433	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[b]	223,031
	Sable International Finance, Ltd., Term Loan
245,000	5.127%, (LIBOR 1M + 3.250%), 2/6/2026[b]	245,613
	SBA Senior Finance II, LLC, Term Loan
96,250	3.990%, (LIBOR 1M + 2.250%), 3/24/2021[b]	96,436
	SFR Group SA, Term Loan
54,587	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	52,813
	Sinclair Television Group, Inc., Term Loan
190,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	190,713
	Sprint Communications, Inc., Term Loan
207,900	4.438%, (LIBOR 1M + 2.500%), 2/2/2024[b]	207,813
	Unitymedia Finance, LLC, Term Loan
135,000	4.027%, (LIBOR 1M + 2.250%), 1/20/2026[b]	134,794

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (9.4%)[a]	Value
Communications Services (2.9%) - continued
	Univision Communications, Inc., Term Loan
$87,526	4.627%, (LIBOR 1M + 2.750%), 3/15/2024[b]	$86,031
	Virgin Media Bristol, LLC, Term Loan
140,000	4.277%, (LIBOR 1M + 2.500%), 1/31/2026[b]	140,686

	Total	2,672,069

Consumer Cyclical (1.2%)
	Boyd Gaming Corporation, Term Loan
45,953	4.236%, (LIBOR 1W + 2.500%), 9/15/2023[b]	46,163
	Burlington Coat Factory Warehouse Corporation, Term Loan
104,475	4.380%, (LIBOR 1M + 2.500%), 11/9/2024[b]	104,579
	Ceridian HCM Holding, Inc., Term Loan
41,704	5.377%, (LIBOR 1M + 3.500%), 9/15/2020[b]	41,767
	Eldorado Resorts, Inc., Term Loan
32,991	4.128%, (LIBOR 2M + 2.250%), 4/17/2024[b]	33,074
	Golden Nugget, Inc., Term Loan
129,017	4.979%, (LIBOR 2M + 3.250%), 10/4/2023[b]	130,130
	IMG Worldwide, Inc., Term Loan
50,000	9.127%, (LIBOR 1M + 7.250%), 5/6/2022[b,c]	50,250
	Michaels Stores, Inc., Term Loan
55,322	4.589%, (LIBOR 1M + 2.750%), 1/28/2023[b]	55,564
	Mohegan Tribal Gaming Authority, Term Loan
115,466	5.877%, (LIBOR 1M + 4.000%), 10/13/2023[b]	115,106
	Scientific Games International, Inc., Term Loan
230,000	4.722%, (LIBOR 1M + 2.750%), 8/14/2024[b]	230,731
	Seminole Hard Rock Entertainment, Inc., Term Loan
144,697	4.443%, (LIBOR 3M + 2.750%), 5/14/2020[b]	145,481
	Stars Group Holdings BV, Term Loan
157,151	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[b]	157,779

	Total	1,110,624

Consumer Non-Cyclical (1.3%)
	Air Medical Group Holdings, Inc., Term Loan
44,888	6.015%, (LIBOR 3M + 4.250%), 9/26/2024[b]	45,253
	Albertson’s, LLC, Term Loan
258,809	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[b]	255,486
	CHS/Community Health Systems, Inc., Term Loan
6,928	4.984%, (LIBOR 3M + 2.750%), 12/31/2019[b]	6,749
103,690	4.984%, (LIBOR 3M + 3.000%), 1/27/2021[b]	99,528

Principal Amount	Bank Loans (9.4%)[a]	Value
Consumer Non-Cyclical (1.3%) - continued
	Endo Luxembourg Finance Company I SARL., Term Loan
$79,400	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[b]	$79,168
	Grifols Worldwide Operations USA, Inc., Term Loan
89,100	3.986%, (LIBOR 1W + 2.250%), 1/23/2025[b]	89,400
	JBS USA LUX SA, Term Loan
178,200	4.678%, (LIBOR 3M + 2.500%), 10/30/2022[b]	177,569
	Libbey Glass, Inc., Term Loan
108,949	4.718%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	107,451
	Ortho-Clinical Diagnostics, Inc., Term Loan
125,049	5.627%, (LIBOR 1M + 3.750%), 6/30/2021[b]	126,018
	Revlon Consumer Products Corporation, Term Loan
74,646	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[b]	58,442
	Valeant Pharmaceuticals International, Inc., Term Loan
160,519	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[b]	162,155

	Total	1,207,219

Energy (0.2%)
	Houston Fuel Oil Terminal, LLC, Term Loan
58,782	5.800%, (LIBOR 3M + 3.500%), 8/19/2021[b]	59,333
	MEG Energy Corporation, Term Loan
11,400	5.810%, (LIBOR 3M + 3.500%), 12/31/2023[b]	11,395
	MRC Global US, Inc., Term Loan
49,875	7.250%, (LIBOR 1M + 3.500%), 9/15/2024[b]	50,249
	Pacific Drilling SA, Term Loan
66,067	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	22,009

	Total	142,986

Financials (0.9%)
	ASP AMC Merger Sub, Inc., Term Loan
167,185	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[b]	167,603
	Avolon TLB Borrower 1 US, LLC, Term Loan
138,950	4.072%, (LIBOR 1M + 2.250%), 4/3/2022[b]	138,993
	Colorado Buyer, Inc., Term Loan
94,287	4.780%, (LIBOR 3M + 3.000%), 5/1/2024[b]	94,287
50,000	9.030%, (LIBOR 3M + 7.250%), 5/1/2025[b]	49,969
	Digicel International Finance, Ltd., Term Loan
139,332	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[b]	138,549
	DJO Finance, LLC, Term Loan
58,500	5.035%, (LIBOR 3M + 3.250%), 6/7/2020[b]	58,744

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (9.4%)[a]	Value
Financials (0.9%) - continued
	Gartner, Inc., Term Loan
$24,750	3.877%, (LIBOR 1M + 2.000%), 4/5/2024[b]	$24,858
	Genworth Holdings, Inc., Term Loan
40,000	6.202%, (LIBOR 3M + 4.500%), 2/28/2023[b]	40,675
	MoneyGram International, Inc., Term Loan
96,083	5.552%, (LIBOR 3M + 3.250%), 3/28/2020[b]	95,915

	Total	809,593

Technology (1.1%)
	First Data Corporation, Term Loan
235,000	4.122%, (LIBOR 1M + 2.250%), 4/26/2024[b]	235,266
	Harland Clarke Holdings Corporation, Term Loan
140,346	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[b]	141,438
	Micron Technology, Inc., Term Loan
59,696	3.880%, (LIBOR 1M + 2.000%), 4/26/2022[b]	60,051
	Rackspace Hosting, Inc., Term Loan
129,212	4.787%, (LIBOR 3M + 3.000%), 11/3/2023[b]	128,666
	SS&C Technologies Holdings Europe SARL, Term Loan
40,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,d,e]	40,179
	SS&C Technologies, Inc., Term Loan
90,000	0.000%, (LIBOR 3M + 2.500%), 2/27/2025[b,d,e]	90,403
	TNS, Inc., Term Loan
132,025	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	132,521
	Western Digital Corporation, Term Loan
149,171	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[b]	149,890

	Total	978,414

Transportation (0.2%)
	Arctic LNG Carriers, Ltd., Term Loan
178,650	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[b]	179,990
	OSG Bulk Ships, Inc., Term Loan
26,729	6.040%, (LIBOR 3M + 4.250%), 8/5/2019[b,c]	25,659

	Total	205,649

Utilities (0.3%)
	HD Supply Waterworks, Term Loan
74,812	5.116%, (LIBOR 3M + 3.000%), 7/21/2024[b,c]	75,187
	Intergen NV, Term Loan
53,350	6.240%, (LIBOR 1W + 4.500%), 6/13/2020[b]	53,572
	Talen Energy Supply, LLC, Term Loan
64,325	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[b]	63,084

Principal Amount	Bank Loans (9.4%)[a]	Value
Utilities (0.3%) - continued
	TerraForm Power Operating, LLC, Term Loan
$44,888	4.627%, (LIBOR 1M + 2.750%), 11/3/2022[b]	$45,098

	Total	236,941

	Total Bank Loans (cost $8,630,512)	8,598,095

Shares	Common Stock (64.6%)	Value
Consumer Discretionary (10.7%)
1,251	Amazon.com, Inc.[h]	1,810,622
12,512	American Axle & Manufacturing Holdings, Inc.[h]	190,433
500	AOKI Holdings, Inc.	7,624
900	Autobacs Seven Company, Ltd.	16,846
100	Bandai Namco Holdings, Inc.	3,236
3,006	Berkeley Group Holdings plc	159,797
276	Booking Holdings, Inc.[h]	574,188
702	Breville Group, Ltd.	6,326
3,600	Bridgestone Corporation	158,378
1,193	Burlington Stores, Inc.[h]	158,848
11,649	Carnival Corporation	763,941
700	Chiyoda Company, Ltd.	17,431
317	Cie Generale des Etablissements Michelin	46,930
16,961	Comcast Corporation	579,557
1,100	DCM Holdings Company, Ltd.	11,193
1,735	Dollar Tree, Inc.[h]	164,652
1,292	Eutelsat Communications	25,608
7,132	General Motors Company	259,177
12,000	Honda Motor Company, Ltd.	415,399
1,462	Hugo Boss AG	127,365
4,523	Inchcape plc	43,852
430	Ipsos SA	16,897
1,005	JM AB	22,874
133	Linamar Corporation	7,266
3,793	Magna International, Inc.	213,736
2,622	Mediaset Espana Comunicacion SA	26,709
3,057	Netflix, Inc.[h]	902,885
64	Nexity SA	4,099
813	Next plc	54,348
1,000	NHK Spring Company, Ltd.	10,710
12,318	NIKE, Inc.	818,408
35,900	Nissan Motor Company, Ltd.	370,565
3,009	Nutrisystem, Inc.	81,093
8,660	Peugeot SA	208,528
500	Plenus Company, Ltd.	9,723
1,500	Sangetsu Company, Ltd.	31,103
3,800	Sankyo Company, Ltd.	132,933
1,200	SHIMAMURA Company, Ltd.	149,626
4,225	Six Flags Entertainment Corporation	263,049
3,700	Sumitomo Rubber Industries, Ltd.	68,218
200	Takara Standard Company, Ltd.	3,392
4,141	Toll Brothers, Inc.	179,098
5,700	Toyoda Gosei Company, Ltd.	132,009
4,700	TV Asahi Holdings Corporation	103,897
3,609	Walt Disney Company	362,488
1,100	Wolters Kluwer NV	58,503
1,500	Yokohama Rubber Company, Ltd.	34,764

	Total	9,808,324

Consumer Staples (2.7%)
5,068	Altria Group, Inc.	315,838
1,400	Arcs Company, Ltd.	34,017

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (64.6%)	Value
Consumer Staples (2.7%) - continued
20,346	Cott Corporation	$299,493
548	Empire Company, Ltd.	11,000
1,045	ForFarmers BV	14,585
327	Henkel AG & Company KGaA	41,197
2,800	Japan Tobacco, Inc.	79,988
1,400	Lawson, Inc.	95,707
200	Ministop Company, Ltd.	4,112
5,036	Philip Morris International, Inc.	500,578
500	Seven & I Holdings Company, Ltd.	21,416
10,340	Unilever NV	583,646
9,052	Unilever plc	502,046

	Total	2,503,623

Energy (3.5%)
828	Andeavor	83,264
67,841	BP plc	457,593
400	Contura Energy, Inc.	26,800
17,290	Halliburton Company	811,593
3,301	OMV AG	192,538
4,624	Parsley Energy, Inc.[h]	134,050
5,150	Pioneer Natural Resources Company	884,667
1,159	Royal Dutch Shell plc, Class A	36,669
7,149	Royal Dutch Shell plc, Class B	230,043
1,326	TGS Nopec Geophysical Company ASA	32,530
3,256	Total SA	186,633
3,256	Total SA Rights[c,h]	48
10,018	WPX Energy, Inc.[h]	148,066

	Total	3,224,494

Financials (8.3%)
1,488	ABN AMRO Group NVi	44,868
682	Affiliated Managers Group, Inc.	129,294
1,239	Anima Holding SPA[i]	8,417
200	Aozora Bank, Ltd.	8,027
8,869	Apollo Investment Corporation	46,296
4,072	Ares Capital Corporation	64,623
2,400	Assured Guaranty, Ltd.	86,880
774	ASX, Ltd.	33,543
7,029	Australia & New Zealand Banking Group, Ltd.	146,297
4,903	Banco BPM SPA[h]	17,015
36,096	Banco de Sabadell SA	73,832
3,214	Bankinter SA	33,089
392	BNP Paribas SA	29,071
2,505	CaixaBank SA	11,943
8,148	CI Financial Corporation	174,553
7,568	Citigroup, Inc.	510,840
5,971	CNP Assurances	150,733
1,134	Danske Bank AS	42,489
24,421	Direct Line Insurance Group plc	130,762
8,107	DnB ASA	159,685
16,633	E*TRADE Financial Corporation[h]	921,635
1,518	Euronext NVi	111,268
2,391	Finecobank Banca Fineco SPA	28,779
22,579	FlexiGroup, Ltd.	31,397
2,238	Genworth MI Canada, Inc.[j]	71,221
1,519	Goldman Sachs Group, Inc.	382,575
1,501	Hannover Rueckversicherung SE	204,785
431	Hargreaves Lansdown plc	9,893
53,409	HSBC Holdings plc	501,547
2,873	IBERIABANK Corporation	224,094
2,102	Interactive Brokers Group, Inc.	141,338
1,641	Jupiter Fund Management plc	10,879
11,915	KeyCorp	232,938
926	Macquarie Group, Ltd.	73,837

Shares	Common Stock (64.6%)	Value
Financials (8.3%) - continued
133	Markel Corporation[h]	$155,643
77,080	Medibank Private, Ltd.	173,008
5,505	MetLife, Inc.	252,624
52,400	Mizuho Financial Group, Inc.	95,493
2,585	National Bank of Canada	121,671
15,747	Old Mutual plc	52,987
1,081	Pargesa Holding SA	95,916
1,375	Plus500, Ltd.	22,032
2,528	Power Corporation of Canada	57,689
12,784	Santander Consumer USA Holdings Inc.	208,379
1,584	Schroders plc	71,071
2,400	Senshu Ikeda Holdings, Inc.	9,195
600	Sony Financial Holdings, Inc.	10,956
5,790	State Street Corporation	577,437
14,147	Synchrony Financial	474,349
6,100	United Community Banks, Inc.	193,065
125	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,179
4,119	Zions Bancorporation	217,195
18	Zurich Insurance Group AG	5,938

	Total	7,647,270

Health Care (6.4%)
4,906	Acadia Healthcare Company, Inc.[h]	192,217
200	Anthem, Inc.	43,940
16,900	Astellas Pharmaceutical, Inc.	258,502
5,600	BioMarin Pharmaceutical, Inc.[h]	453,992
4,841	Celgene Corporation[h]	431,866
43	Danaher Corporation	4,210
12,706	GlaxoSmithKline plc ADR	496,423
12,681	Hologic, Inc.[h]	473,762
300	KYORIN Holdings, Inc.	5,668
111	LNA Sante	7,731
6,405	Medtronic plc	513,809
5,350	Novartis AG	432,713
11,458	Novo Nordisk AS	563,572
223	Roche Holding AG	51,156
1,002	Teleflex, Inc.	255,490
6,712	UnitedHealth Group, Inc.	1,436,368
1,139	Waters Corporation[h]	226,262

	Total	5,847,681

Industrials (7.6%)
2,861	Adecco SA	203,789
700	Asahi Glass Company, Ltd.	29,335
10,243	Atlas Copco AB, Class A	444,872
5,357	Atlas Copco AB, Class B	209,168
2,962	Brink’s Company	211,339
5,286	Caterpillar, Inc.	779,051
200	Central Glass Company, Ltd.	4,605
4,945	CSX Corporation	275,486
800	Dai Nippon Printing Company, Ltd.	16,625
2,805	Delta Air Lines, Inc.	153,742
1,877	Dycom Industries, Inc.[h]	202,022
883	Ferguson plc	66,410
9,691	GWA Group, Ltd.	25,239
4,489	Honeywell International, Inc.	648,705
1,300	Inaba Denki Sangyo Company, Ltd.	57,468
3,217	Kirby Corporation[h]	247,548
529	Loomis AB	19,097
2,900	Marubeni Corporation	21,177
2,632	Masonite International Corporation[h]	161,473
1,469	Middleby Corporation[h]	181,848
2,000	Mitsuboshi Belting, Ltd.	22,282
3,189	Monadelphous Group, Ltd.	37,592

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (64.6%)	Value
Industrials (7.6%) - continued
3,765	National Express Group plc	$20,412
3,300	Nitto Kogyo Corporation	51,130
999	Nobina ABi	6,461
4,804	Norfolk Southern Corporation	652,287
1,148	Northgate plc	5,434
2,070	Oshkosh Corporation	159,949
9,497	PageGroup plc	71,568
12,080	RELX NV	250,405
7,413	RELX plc	152,276
399	Rockwool International AS	118,858
26,216	Royal Mail plc	198,973
506	Sandvik AB	9,271
912	Schindler Holding AG, Participation Certificate	196,780
12	SGS SA	29,519
500	ShinMaywa Industries, Ltd.	4,136
8,811	SKF ABj	180,512
2,858	Smiths Group plc	60,793
531	Spirax-Sarco Engineering plc	42,835
325	Sulzer, Ltd.	42,780
9,400	Sumitomo Electric Industries, Ltd.	143,665
400	Taikisha, Ltd.	13,119
1,200	Toppan Forms Company, Ltd.	13,290
11,000	Toppan Printing Company, Ltd.	90,420
1,982	Transcontinental, Inc.	39,152
3,000	Tsubakimoto Chain Company	24,524
2,262	Vinci SA	222,796
1,290	WABCO Holdings, Inc.[h]	172,692
600	Yuasa Trading Company, Ltd.	19,725

	Total	7,012,635

Information Technology (11.2%)
861	Alliance Data Systems Corporation	183,272
590	Alphabet, Inc., Class Ah	611,913
521	Alphabet, Inc., Class Ch	537,563
6,562	Apple, Inc.	1,100,972
2,400	Autodesk, Inc.[h]	301,392
2,340	Belden, Inc.	161,320
62	BKW FMB Energie	4,124
2,300	Blackline, Inc.[h]	90,183
1,800	Canon, Inc.	65,301
2,412	Capgemini SA	300,956
582	CGI Group, Inc.[h]	33,564
8,074	Ciena Corporation[h]	209,117
28,025	Cisco Systems, Inc.	1,201,992
3,530	Dolby Laboratories, Inc.	224,367
1,551	F5 Networks, Inc.[h]	224,290
4,070	Facebook, Inc.[h]	650,345
6,086	Juniper Networks, Inc.	148,072
18,100	Konica Minolta Holdings, Inc.	153,867
360	Kulicke and Soffa Industries, Inc.[h]	9,004
2,000	Kyocera Corporation	113,396
8,480	Microsoft Corporation	773,970
1,700	NEC Networks & System Integration Corporation	44,219
2,303	New Relic, Inc.[h]	170,698
43	NVIDIA Corporation	9,958
10,330	PayPal Holdings, Inc.[h]	783,737
600	Ryoyo Electro Corporation	9,662
2,930	Salesforce.com, Inc.[h]	340,759
1,237	Seagate Technology plc	72,389
5,600	Shinko Electric Industries Company, Ltd.	41,398
1,055	TE Connectivity, Ltd.	105,395
7,095	Twitter, Inc.[h]	205,826
7,900	Visa, Inc.	944,998

Shares	Common Stock (64.6%)	Value
Information Technology (11.2%) - continued
5,777	Xilinx, Inc.	$417,331

	Total	10,245,350

Materials (3.6%)
849	APERAM	40,655
510	Ashland Global Holdings, Inc.	35,593
5,834	BASF SE	591,669
13,432	BHP Billiton plc	265,459
11,688	BHP Billiton, Ltd.	259,070
1,681	Crown Holdings, Inc.[h]	85,311
7,500	Daicel Corporation	82,357
470	Eagle Materials, Inc.	48,434
4,654	Evonik Industries AG	164,116
838	FMC Corporation	64,166
3,383	Granges AB	39,800
584	Hudbay Minerals, Inc.	4,134
1,400	JSR Corporation	31,508
3,000	Kaneka Corporation	29,843
6,700	Kuraray Company, Ltd.	116,167
3,800	Kyoei Steel, Ltd.	64,911
3,955	Lundin Mining Corporation	25,940
594	Methanex Corporation	36,026
5,194	Mondi plc	139,605
1,120	Neenah, Inc.	87,808
200	Nippon Shokubai Company, Ltd.	13,828
15,095	Norsk Hydro ASA	89,539
1,070	Packaging Corporation of America	120,589
123	Rio Tinto plc	6,241
595	Rio Tinto, Ltd.	33,708
2,504	Sandfire Resources NL	14,266
1,300	Sensient Technologies Corporation	91,754
1,517	Solvay SA	210,832
200	Taiyo Holdings Company, Ltd.	8,608
2,300	Toagosei Company, Ltd.	27,212
9,331	UPM-Kymmene Oyj	345,936
1,885	Valvoline, Inc.	41,715
1,679	Verso Corporation[h]	28,274
600	Yamato Kogyo Company, Ltd.	16,557

	Total	3,261,631

Real Estate (8.1%)
650	Acadia Realty Trust	15,990
282	Agree Realty Corporation	13,547
500	Alexander & Baldwin, Inc.	11,565
2,389	Alexandria Real Estate Equities, Inc.	298,362
300	American Assets Trust, Inc.	10,023
900	American Campus Communities, Inc.	34,758
3,100	American Tower Corporation	450,554
1,100	Apartment Investment & Management Company	44,825
300	Armada Hoffler Properties, Inc.	4,107
833	Artis Real Estate Investment Trust	8,787
970	AvalonBay Communities, Inc.	159,526
1,571	Boston Properties, Inc.	193,579
2,299	British Land Company plc	20,724
2,831	Camden Property Trust	238,314
500	CareTrust REIT, Inc.	6,700
1,100	CBL & Associates Properties, Inc.	4,587
500	Cedar Realty Trust, Inc.	1,970
300	Chatham Lodging Trust	5,745
356	Chesapeake Lodging Trust	9,900
100	Community Healthcare Trust, Inc.	2,574
800	CoreCivic, Inc.	15,616
250	CoreSite Realty Corporation	25,065
750	Corporate Office Properties Trust	19,373
2,856	Cousins Properties, Inc.	24,790

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (64.6%)	Value
Real Estate (8.1%) - continued
4,142	Crown Castle International Corporation	$454,005
700	CyrusOne, Inc.	35,847
100	Daito Trust Construction Company, Ltd.	17,027
700	DCT Industrial Trust, Inc.	39,438
10,934	DEXUS Property Group	78,733
1,322	DiamondRock Hospitality Company	13,802
1,467	Digital Realty Trust, Inc.	154,592
1,100	Douglas Emmett, Inc.	40,436
9,835	Duke Realty Corporation	260,431
300	Easterly Government Properties, Inc.	6,120
221	EastGroup Properties, Inc.	18,268
500	Education Realty Trust, Inc.	16,375
456	EPR Properties	25,262
760	Equinix, Inc.	317,786
3,518	Equity Residential	216,779
465	Essex Property Trust, Inc.	111,916
950	Extra Space Storage, Inc.	82,992
500	Federal Realty Investment Trust	58,055
900	First Industrial Realty Trust, Inc.	26,307
400	Four Corners Property Trust, Inc.	9,236
13,393	General Growth Properties, Inc.	274,021
900	GEO Group, Inc.	18,423
200	Getty Realty Corporation	5,044
600	Government Properties Income Trust	8,196
12,000	Hang Lung Properties, Ltd.	28,164
3,300	HCP, Inc.	76,659
950	Healthcare Realty Trust, Inc.	26,324
200	Hersha Hospitality Trust	3,580
800	Highwoods Properties, Inc.	35,056
1,200	Hospitality Properties Trust	30,408
10,360	Host Hotels & Resorts, Inc.	193,110
19,000	Hysan Development Company, Ltd.	100,830
500	Independence Realty Trust, Inc.	4,590
2,000	Iron Mountain, Inc.	65,720
675	JBG SMITH Properties	22,754
700	Kilroy Realty Corporation	49,672
2,900	Kimco Realty Corporation	41,760
500	Kite Realty Group Trust	7,615
567	Lamar Advertising Company	36,095
700	LaSalle Hotel Properties	20,307
1,500	Lexington Realty Trust	11,805
1,000	Liberty Property Trust	39,730
313	Life Storage, Inc.	26,142
200	LTC Properties, Inc.	7,600
775	Macerich Company	43,415
600	Mack-Cali Realty Corporation	10,026
2,500	Medical Properties Trust, Inc.	32,500
834	Mid-America Apartment Communities, Inc.	76,094
1,100	National Retail Properties, Inc.	43,186
401	National Storage Affiliates Trust	10,057
1,300	Omega Healthcare Investors, Inc.	35,152
400	Pennsylvania REIT	3,860
408	PotlatchDeltic Corporation	21,236
5,195	Prologis, Inc.	327,233
100	PS Business Parks, Inc.	11,304
1,368	Public Storage, Inc.	274,134
600	Quality Care Properties, Inc.[h]	11,658
500	Ramco-Gershenson Properties Trust	6,180
900	Rayonier, Inc. REIT	31,662
1,897	Realty Income Corporation	98,132
1,070	Regency Centers Corporation	63,109
750	Retail Opportunity Investments Corporation	13,253

Shares	Common Stock (64.6%)	Value
Real Estate (8.1%) - continued
6,000	Road King Infrastructure, Ltd.	$11,966
1,201	Sabra Health Care REIT, Inc.	21,198
850	SBA Communications Corporation[h]	145,282
1,623	Senior Housing Property Trust	25,416
2,959	Simon Property Group, Inc.	456,722
650	SL Green Realty Corporation	62,939
7,835	Stockland	24,311
808	Summit Hotel Properties, Inc.	10,997
4,000	Sun Hung Kai Properties, Ltd.	63,492
2,000	Swire Pacific, Ltd.	20,253
638	Tanger Factory Outlet Centers, Inc.	14,036
420	Taubman Centers, Inc.	23,902
1,900	UDR, Inc.	67,678
1,100	Uniti Group, Inc.	17,875
700	Urban Edge Properties	14,945
200	Urstadt Biddle Properties, Inc.	3,860
2,550	Ventas, Inc.	126,302
1,810	Vornado Realty Trust	121,813
1,300	Washington Prime Group, Inc.	8,671
800	Weingarten Realty Investors	22,464
2,599	Welltower, Inc.	141,464
5,300	Weyerhaeuser Company	185,500
200	Whitestone REIT	2,078
13,200	Wing Tai Holdings, Ltd.	20,929

	Total	7,464,277

Telecommunications Services (1.5%)
1,912	Freenet AG	58,190
42,587	KCOM Group plc	55,029
900	KDDI Corporation	23,179
4,100	Nippon Telegraph & Telephone Corporation	191,277
19,400	NTT DOCOMO, Inc.	494,573
13,301	Telenor ASA	302,480
5,908	Zayo Group Holdings, Inc.[h]	201,817

	Total	1,326,545

Utilities (1.0%)
102	Alpha Natural Resources Holdings, Inc.[h]	2,474
384	ANR, Inc.[h]	9,216
1,800	Chubu Electric Power Company, Inc.	25,833
12,159	Dynegy, Inc.[h]	164,390
5,511	MDU Resources Group, Inc.	155,190
10,000	Osaka Gas Company, Ltd.	198,889
3,669	PNM Resources, Inc.	140,339
7,300	Tokyo Gas Company, Ltd.	195,057
508	Verbund AG	14,742

	Total	906,130

	Total Common Stock (cost $52,299,126)	59,247,960

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Asset-Backed Securities (0.1%)
	Earnest Student Loan Program, LLC
68,908	2.680%, 7/25/2035, Ser. 2016-C, Class A2[i]	67,709
	SoFi Consumer Loan Program, LLC
28,004	3.280%, 1/26/2026, Ser. 2017-1, Class Ai	28,053

	Total	95,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Basic Materials (0.3%)
	Alcoa Nederland Holding BV
$15,000	6.750%, 9/30/2024[i]	$16,050
	Anglo American Capital plc
12,000	4.125%, 9/27/2022[i]	12,143
	ArcelorMittal SA
45,000	5.750%, 3/1/2021	47,419
	Dow Chemical Company
8,000	8.550%, 5/15/2019	8,491
	E.I. du Pont de Nemours and Company
12,000	2.200%, 5/1/2020	11,833
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[i]	60,150
	FMG Resources Property, Ltd.
30,000	5.125%, 5/15/2024[i]	29,587
	Kinross Gold Corporation
6,000	5.125%, 9/1/2021	6,226
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,121
	Platform Specialty Products Corporation
20,000	5.875%, 12/1/2025[i]	19,550
	RPM International, Inc., Convertible
8,000	2.250%, 12/15/2020	8,984
	Sherwin-Williams Company
12,000	2.250%, 5/15/2020	11,799
	United States Steel Corporation
30,000	6.250%, 3/15/2026	29,887
	Xstrata Finance Canada, Ltd.
9,000	4.950%, 11/15/2021[i]	9,376

	Total	279,616

Capital Goods (0.5%)
	AECOM
55,000	5.875%, 10/15/2024	57,544
	Ashtead Capital, Inc.
20,000	4.125%, 8/15/2025[i]	19,200
	Bombardier, Inc.
25,000	7.500%, 3/15/2025[i]	25,656
	Building Materials Corporation of America
55,000	6.000%, 10/15/2025[i]	56,375
	CEMEX SAB de CV
60,000	5.700%, 1/11/2025[i]	61,530
	Cintas Corporation No. 2
9,000	2.900%, 4/1/2022	8,857
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	44,663
	General Electric Company
16,000	5.000%, 1/21/2021[b,k]	15,840
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	9,907
	Reynolds Group Issuer, Inc.
60,000	5.125%, 7/15/2023[i]	60,582
	Rockwell Collins, Inc.
9,000	1.950%, 7/15/2019	8,901
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	8,978
	United Rentals North America, Inc.
60,000	5.500%, 7/15/2025	61,425

	Total	439,458

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Collateralized Mortgage Obligations (1.4%)
	Alternative Loan Trust
$99,437	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	$84,107
	Angel Oak Mortgage Trust
3,693	4.500%, 11/25/2045, Ser. 2015-1, Class A*,l	3,674
	Banc of America Alternative Loan Trust
33,674	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	30,256
	CHL Mortgage Pass-Through Trust
56,293	3.472%, 1/25/2036, Ser. 2005-31, Class 4A2[b]	51,231
	Citigroup Mortgage Loan Trust, Inc.
15,734	3.877%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	13,197
	CitiMortgage Alternative Loan Trust
59,791	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	56,377
	Countrywide Alternative Loan Trust
58,057	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	38,215
	Countrywide Home Loan Mortgage Pass Through Trust
71,007	3.466%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	63,603
	Credit Suisse First Boston Mortgage Securities Corporation
28,364	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	28,013
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
36,562	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	37,656
	J.P. Morgan Alternative Loan Trust
101,417	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	90,412
	J.P. Morgan Mortgage Trust
48,597	3.421%, 6/25/2035, Ser. 2005-A3, Class 3A4[b]	48,791
33,886	3.679%, 6/25/2035, Ser. 2005-A3, Class 4A1[b]	34,288
29,502	3.563%, 8/25/2035, Ser. 2005-A5, Class 1A2[b]	29,374
49,341	3.589%, 1/25/2037, Ser. 2006-A7, Class 2A2[b]	49,790
	Mill City Mortgage Loan Trust
80,981	2.750%, 11/25/2058, Ser. 2017-1, Class A1[b,i]	80,159
	MortgageIT Trust
42,921	2.132%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[b]	42,653
	New York Mortgage Trust
46,644	3.758%, 5/25/2036, Ser. 2006-1, Class 2A3[b]	45,310
	Residential Accredit Loans, Inc. Trust
45,741	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	44,475
	Residential Funding Mortgage Security I Trust
41,112	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	39,230
49,924	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	47,431

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Collateralized Mortgage Obligations (1.4%) - continued
	Sequoia Mortgage Trust
$29,530	3.602%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	$24,406
	Structured Adjustable Rate Mortgage Loan Trust
60,111	4.056%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	48,822
	Structured Asset Mortgage Investments, Inc.
101,949	2.182%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	92,125
	WaMu Mortgage Pass Through Certificates
88,779	2.023%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	81,665
	Wells Fargo Mortgage Backed Securities Trust
23,568	5.500%, 11/25/2021, Ser. 2006-17, Class A1	23,655
32,903	3.755%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	33,336
33,022	3.577%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	32,810
24,575	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	24,517

	Total	1,319,578

Communications Services (0.6%)
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,232
	American Tower Corporation
10,000	2.800%, 6/1/2020	9,925
	AT&T, Inc.
8,000	5.875%, 10/1/2019	8,341
6,000	5.200%, 3/15/2020	6,233
15,000	3.400%, 8/14/2024	15,069
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[i]	13,940
	CCOH Safari, LLC
60,000	5.750%, 2/15/2026[i]	59,701
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	30,600
	Charter Communications Operating, LLC
15,000	3.579%, 7/23/2020	15,040
5,000	4.464%, 7/23/2022	5,109
	Clear Channel Worldwide Holdings, Inc.
50,000	6.500%, 11/15/2022	50,875
	Comcast Corporation
12,000	1.625%, 1/15/2022	11,308
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,018
	CSC Holdings, LLC
5,000	5.500%, 4/15/2027[i]	4,788
	Digicel, Ltd.
53,677	6.000%, 4/15/2021*	50,389
	DISH Network Corporation, Convertible
6,000	3.375%, 8/15/2026	5,779

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Communications Services (0.6%) - continued
	Level 3 Financing, Inc.
$30,000	5.250%, 3/15/2026	$28,275
	Meredith Corporation
25,000	6.875%, 2/1/2026[i]	25,656
	Moody’s Corporation
6,000	2.750%, 12/15/2021	5,890
	Neptune Finco Corporation
35,000	10.875%, 10/15/2025[i]	41,125
	Netflix, Inc.
30,000	4.875%, 4/15/2028[i]	28,848
	Orange SA
10,000	1.625%, 11/3/2019	9,792
	SFR Group SA
50,000	6.000%, 5/15/2022[i]	48,875
	Sprint Corporation
60,000	7.625%, 2/15/2025	59,025
	Telefonica Emisiones SAU
9,000	3.192%, 4/27/2018	9,004
	Time Warner, Inc.
5,000	4.875%, 3/15/2020	5,169
	Viacom, Inc.
9,000	4.250%, 9/1/2023	9,131
	Windstream Services, LLC
20,000	8.625%, 10/31/2025[i]	18,500

	Total	589,637

Consumer Cyclical (0.8%)
	Allison Transmission, Inc.
50,000	5.000%, 10/1/2024[i]	49,562
	American Honda Finance Corporation
9,000	2.000%, 2/14/2020	8,865
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[i]	61,575
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	27,644
	D.R. Horton, Inc.
8,000	2.550%, 12/1/2020	7,877
	Delphi Jersey Holdings plc
25,000	5.000%, 10/1/2025[i]	23,969
	Ford Motor Credit Company, LLC
12,000	2.262%, 3/28/2019	11,918
14,000	2.597%, 11/4/2019	13,887
9,000	3.336%, 3/18/2021	8,944
	General Motors Financial Company, Inc.
9,000	2.650%, 4/13/2020	8,890
9,000	4.375%, 9/25/2021	9,250
5,000	3.150%, 6/30/2022	4,893
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	9,848
	Hyundai Capital America
6,000	2.550%, 4/3/2020[i]	5,906
6,000	2.750%, 9/18/2020[i]	5,909
	KB Home
22,000	4.750%, 5/15/2019	22,211
	L Brands, Inc.
30,000	6.625%, 4/1/2021	31,875
	Lennar Corporation
9,000	2.950%, 11/29/2020[i]	8,776
60,000	4.750%, 11/15/2022	60,375
	Live Nation Entertainment, Inc.
60,000	5.375%, 6/15/2022[i]	61,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Consumer Cyclical (0.8%) - continued
	McDonald’s Corporation
$12,000	2.625%, 1/15/2022	$11,810
	MGM Resorts International
60,000	6.000%, 3/15/2023	63,000
	Navistar International Corporation
30,000	6.625%, 11/1/2025[i]	30,000
	New Red Finance, Inc.
35,000	4.250%, 5/15/2024[i]	33,425
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	9,906
	Nissan Motor Acceptance Corporation
9,000	2.000%, 3/8/2019[i]	8,932
	Prime Security Services Borrower, LLC
32,000	9.250%, 5/15/2023[i]	34,680
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	9,964
	Visa, Inc.
10,000	2.200%, 12/14/2020	9,846
	Volkswagen Group of America Finance, LLC
8,000	2.450%, 11/20/2019[i]	7,915
	Yum! Brands, Inc.
60,000	5.000%, 6/1/2024[i]	59,625

	Total	722,627

Consumer Non-Cyclical (0.7%)
	Abbott Laboratories
12,000	2.550%, 3/15/2022	11,672
9,000	3.400%, 11/30/2023	8,931
	AbbVie, Inc.
12,000	2.500%, 5/14/2020	11,843
6,000	2.900%, 11/6/2022	5,859
	Albertsons Companies, LLC
35,000	6.625%, 6/15/2024	31,369
	Amgen, Inc.
11,000	2.650%, 5/11/2022	10,733
	Anheuser-Busch InBev Finance, Inc.
15,000	3.033%, (LIBOR 3M + 1.260%), 2/1/2021[b]	15,416
6,000	3.300%, 2/1/2023	6,001
	Bayer U.S. Finance, LLC
10,000	2.375%, 10/8/2019[i]	9,913
	Becton, Dickinson and Company
4,000	2.944%, (LIBOR 3M + 0.875%), 12/29/2020[b]	4,004
12,000	3.125%, 11/8/2021	11,805
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,246
	Bunge, Ltd. Finance Corporation
10,000	3.500%, 11/24/2020	10,033
	CVS Health Corporation
6,000	2.750%, 12/1/2022	5,773
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[i]	49,750
	Express Scripts Holding Company
6,000	4.750%, 11/15/2021	6,242
	Forest Laboratories, LLC
3,000	4.875%, 2/15/2021[i]	3,100
	HCA, Inc.
23,677	4.750%, 5/1/2023	23,943
	JBS USA, LLC
60,000	5.750%, 6/15/2025[i]	55,950

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Consumer Non-Cyclical (0.7%) - continued
	Kraft Heinz Foods Company
$10,000	5.375%, 2/10/2020	$10,408
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	9,960
	Medtronic Global Holdings SCA
12,000	1.700%, 3/28/2019	11,890
	Mondelez International Holdings Netherlands BV
5,000	2.000%, 10/28/2021[i]	4,770
	Mylan NV
12,000	3.150%, 6/15/2021	11,840
	PepsiCo, Inc.
12,000	2.234%, (LIBOR 3M + 0.530%), 10/6/2021[b]	12,148
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[i]	10,725
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024	51,750
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,000
	Shire Acquisitions Investments Ireland Designated Activity Company
10,000	1.900%, 9/23/2019	9,834
12,000	2.400%, 9/23/2021	11,584
	Simmons Foods, Inc.
25,000	5.750%, 11/1/2024[i]	22,688
	Smithfield Foods, Inc.
9,000	2.700%, 1/31/2020[i]	8,872
	Tenet Healthcare Corporation
45,000	8.125%, 4/1/2022	46,913
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,003
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	39,850
	Valeant Pharmaceuticals International, Inc.
23,677	7.250%, 7/15/2022[i]	23,677
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,062

	Total	598,557

Energy (0.7%)
	Alliance Resource Operating Partners, LP
30,000	7.500%, 5/1/2025[i]	31,500
	Anadarko Petroleum Corporation
9,000	8.700%, 3/15/2019	9,469
	Antero Resources Corporation
40,000	5.125%, 12/1/2022	40,300
	BP Capital Markets plc
6,000	2.315%, 2/13/2020	5,934
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	12,968
	Cenovus Energy, Inc.
6,000	3.800%, 9/15/2023	5,928
	Concho Resources, Inc.
15,000	4.375%, 1/15/2025	15,190
	Continental Resources, Inc.
6,000	5.000%, 9/15/2022	6,082
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	40,300
	Encana Corporation
7,000	3.900%, 11/15/2021	7,089

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Energy (0.7%) - continued
	Energy Transfer Equity, LP
$60,000	5.500%, 6/1/2027	$60,150
	Energy Transfer Partners, LP
10,000	4.150%, 10/1/2020	10,138
	EOG Resources, Inc.
10,000	2.625%, 3/15/2023	9,640
	EQT Corporation
8,000	8.125%, 6/1/2019	8,471
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	9,928
	Kinder Morgan Energy Partners, LP
12,000	3.450%, 2/15/2023	11,792
	Marathon Oil Corporation
6,000	2.700%, 6/1/2020	5,910
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,079
	MEG Energy Corporation
20,000	6.375%, 1/30/2023[i]	16,700
	MPLX, LP
9,000	4.500%, 7/15/2023	9,313
	Nabors Industries, Inc.
15,000	5.750%, 2/1/2025[i]	14,156
	ONEOK Partners, LP
5,000	3.800%, 3/15/2020	5,038
	ONEOK, Inc.
5,000	7.500%, 9/1/2023	5,825
	Parsley Energy, LLC
15,000	5.625%, 10/15/2027[i]	15,000
	PBF Holding Company, LLC
25,000	7.250%, 6/15/2025	25,969
	Petrobras Global Finance BV
3,000	8.375%, 5/23/2021	3,415
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,655
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	46,768
	Sabine Pass Liquefaction, LLC
6,000	6.250%, 3/15/2022	6,509
6,000	5.625%, 4/15/2023	6,406
60,000	5.625%, 3/1/2025	64,438
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[i]	9,974
	SRC Energy, Inc.
30,000	6.250%, 12/1/2025[i]	30,075
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,212
	Sunoco, LP
10,000	5.500%, 2/15/2026[i]	9,650
15,000	5.875%, 3/15/2028[i]	14,494
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	18,825
	Williams Partners, LP
12,000	4.000%, 11/15/2021	12,137

	Total	636,427

Financials (1.7%)
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	9,903
	Air Lease Corporation
5,000	2.625%, 9/4/2018	4,994
10,000	2.500%, 3/1/2021	9,804
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,308

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Financials (1.7%) - continued
	American Express Credit Corporation
$6,000	2.117%, (LIBOR 3M + 0.330%), 5/3/2019[b]	$6,007
6,000	2.200%, 3/3/2020	5,915
5,000	3.157%, (LIBOR 3M + 1.050%), 9/14/2020[b]	5,082
	Athene Global Funding
5,000	4.000%, 1/25/2022[i]	5,060
	Bank of America Corporation
6,000	2.369%, 7/21/2021[b]	5,887
5,000	2.738%, 1/23/2022[b]	4,929
9,000	3.550%, 3/5/2024[b]	9,024
	Bank of Montreal
7,000	1.500%, 7/18/2019	6,881
	Bank of New York Mellon Corporation
12,000	2.600%, 2/7/2022	11,769
	Bank of Nova Scotia
9,000	2.700%, 3/7/2022	8,825
	Barclays plc
12,000	3.200%, 8/10/2021	11,857
	Capital One Financial Corporation
5,000	2.500%, 5/12/2020	4,921
18,000	3.050%, 3/9/2022	17,647
	Citigroup, Inc.
12,000	2.450%, 1/10/2020	11,887
12,000	2.650%, 10/26/2020	11,855
21,000	2.350%, 8/2/2021	20,387
6,000	2.750%, 4/25/2022	5,843
10,000	3.142%, 1/24/2023[b]	9,877
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	10,744
	Commonwealth Bank of Australia
12,000	2.250%, 3/10/2020[i]	11,829
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
12,000	3.950%, 11/9/2022	12,122
	Credit Agricole SA
6,000	3.375%, 1/10/2022[i]	5,950
	Credit Suisse Group Funding Guernsey, Ltd.
18,000	3.800%, 9/15/2022	18,120
	Credit Suisse Group Funding, Ltd.
12,000	3.125%, 12/10/2020	11,931
	Deutsche Bank AG
18,000	4.250%, 10/14/2021	18,279
	Discover Bank
3,000	8.700%, 11/18/2019	3,248
5,000	3.100%, 6/4/2020	4,981
	Fifth Third Bancorp
5,000	2.600%, 6/15/2022	4,847
	Goldman Sachs Group, Inc.
12,000	5.375%, 5/10/2020[b,k]	12,319
9,000	2.600%, 12/27/2020	8,867
12,000	5.250%, 7/27/2021	12,707
10,000	3.009%, (LIBOR 3M + 1.170%), 11/15/2021[b]	10,122
12,000	3.000%, 4/26/2022	11,780
9,000	2.876%, 10/31/2022[b]	8,808
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022[c]	587,588
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,046
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Financials (1.7%) - continued
	HSBC Holdings plc
$18,000	3.400%, 3/8/2021	$18,080
12,000	6.875%, 6/1/2021[b,k]	12,675
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	9,948
	Icahn Enterprises, LP
15,000	6.750%, 2/1/2024	15,263
15,000	6.375%, 12/15/2025	15,075
	International Lease Finance Corporation
12,000	4.625%, 4/15/2021	12,384
12,000	5.875%, 8/15/2022	12,875
	J.P. Morgan Chase & Company
9,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[b]	9,049
10,000	2.972%, 1/15/2023	9,805
9,000	2.776%, 4/25/2023[b]	8,788
13,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	13,191
	KeyCorp
9,000	2.300%, 12/13/2018	8,976
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[i]	3,154
	Lincoln National Corporation
7,000	6.250%, 2/15/2020	7,400
	Mitsubishi UFJ Financial Group, Inc.
6,000	2.998%, 2/22/2022	5,919
5,000	3.455%, 3/2/2023	4,993
	Morgan Stanley
12,000	2.800%, 6/16/2020	11,918
11,000	5.500%, 7/28/2021	11,746
12,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	12,145
6,000	2.750%, 5/19/2022	5,850
8,000	4.875%, 11/1/2022	8,380
5,000	3.125%, 1/23/2023	4,927
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	40,800
	National City Corporation
6,000	6.875%, 5/15/2019	6,262
	New York Life Global Funding
10,000	1.550%, 11/2/2018[i]	9,945
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	5,995
	Park Aerospace Holdings, Ltd.
15,000	5.500%, 2/15/2024[i]	14,550
	PNC Bank NA
10,000	2.450%, 11/5/2020	9,844
	Quicken Loans, Inc.
60,000	5.750%, 5/1/2025[i]	59,850
	Realty Income Corporation
9,000	5.750%, 1/15/2021	9,562
	Regions Bank
5,000	7.500%, 5/15/2018	5,028
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	9,980
	Reinsurance Group of America, Inc.
8,000	4.700%, 9/15/2023	8,305
	Royal Bank of Canada
12,000	2.125%, 3/2/2020	11,826
	Royal Bank of Scotland Group plc
8,000	8.625%, 8/15/2021[b,k]	8,690
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	9,889
15,000	2.500%, 7/15/2021	14,679

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Financials (1.7%) - continued
	Standard Chartered plc
$2,000	2.100%, 8/19/2019[i]	$1,971
	State Street Corporation
10,000	2.785%, (LIBOR 3M + 0.900%), 8/18/2020[b]	10,123
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	11,903
6,000	2.784%, 7/12/2022	5,850
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	9,931
	Synchrony Financial
5,000	3.017%, (LIBOR 3M + 1.230%), 2/3/2020[b]	5,065
	Toronto-Dominion Bank
10,000	2.585%, (LIBOR 3M + 0.840%), 1/22/2019[b]	10,056
10,000	3.037%, (LIBOR 3M + 0.930%), 12/14/2020[b]	10,164
	UBS Group Funding Jersey, Ltd.
12,000	3.000%, 4/15/2021[i]	11,871
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,069
	Wells Fargo & Company
7,000	2.100%, 7/26/2021	6,759
12,000	2.851%, (LIBOR 3M + 1.110%), 1/24/2023[b]	12,164
15,000	3.002%, (LIBOR 3M + 1.230%), 10/31/2023[b]	15,218
	Welltower, Inc.
9,000	4.950%, 1/15/2021	9,371
	Westpac Banking Corporation
15,000	2.735%, (LIBOR 3M + 0.850%), 8/19/2021[b]	15,229

	Total	1,595,615

Mortgage-Backed Securities (5.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 4/1/2033[e]	249,438
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
450,000	4.000%, 4/1/2048[e]	461,720
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
450,000	3.000%, 4/1/2048[e]	438,510
1,980,000	3.500%, 4/1/2048[e]	1,982,809
1,050,000	4.000%, 4/1/2048[e]	1,077,019
1,000,000	4.500%, 4/1/2048[e]	1,046,722

	Total	5,256,218

Technology (0.7%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[i]	25,000
	Apple, Inc.
12,000	2.850%, 5/6/2021	11,987
12,000	2.161%, (LIBOR 3M + 0.350%), 5/11/2022[b]	12,074
10,000	2.400%, 1/13/2023	9,707
	CommScope Technologies Finance, LLC
25,000	6.000%, 6/15/2025[i]	26,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Technology (0.7%) - continued
	Diamond 1 Finance Corporation
$10,000	3.480%, 6/1/2019[i]	$10,045
12,000	5.450%, 6/15/2023[i]	12,716
	Equinix, Inc.
40,000	5.750%, 1/1/2025	41,600
	Fidelity National Information Services, Inc.
6,000	3.625%, 10/15/2020	6,075
15,000	2.250%, 8/15/2021	14,493
	Harland Clarke Holdings Corporation
25,000	8.375%, 8/15/2022[i]	25,437
	Hewlett Packard Enterprise Company
15,000	3.600%, 10/15/2020	15,137
	Intel Corporation
10,000	3.100%, 7/29/2022	10,040
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	24,473
	Microchip Technology, Inc., Convertible
21,000	1.625%, 2/15/2027	24,827
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	162,416
37,000	3.000%, 11/15/2043	66,208
	Microsoft Corporation
12,000	2.400%, 2/6/2022	11,794
	NXP BV
40,000	3.875%, 9/1/2022[i]	39,700
	Oracle Corporation
10,000	2.500%, 5/15/2022	9,801
	Seagate HDD Cayman
15,000	4.750%, 1/1/2025	14,603
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[i]	60,093
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,802

	Total	644,040

Transportation (0.1%)
	Air Canada Pass Through Trust
4,082	3.875%, 3/15/2023[i]	4,061
	American Airlines Pass Through Trust
4,187	4.950%, 1/15/2023	4,355
	Avis Budget Car Rental, LLC
20,000	5.125%, 6/1/2022[i]	20,001
	Delta Air Lines, Inc.
9,000	2.875%, 3/13/2020	8,940
4,424	4.950%, 11/23/2020	4,480
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	9,952
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	9,911
	United Continental Holdings, Inc.
30,000	4.250%, 10/1/2022	29,400

	Total	91,100

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
50,000	2.000%, 2/15/2022	49,102

	Total	49,102

Utilities (0.3%)
	Alabama Power Company
6,000	2.450%, 3/30/2022	5,853
	Ameren Corporation
10,000	2.700%, 11/15/2020	9,892

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Utilities (0.3%) - continued
	Arizona Public Service Company
$5,000	2.200%, 1/15/2020	$4,945
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	13,882
	Calpine Corporation
20,000	5.375%, 1/15/2023	19,146
	Consolidated Edison, Inc.
6,000	2.000%, 3/15/2020	5,898
	Dominion Energy, Inc.
12,000	2.579%, 7/1/2020	11,847
	DTE Energy Company
14,000	2.400%, 12/1/2019	13,835
	Dynegy, Inc.
60,000	7.375%, 11/1/2022	63,225
	Edison International
6,000	2.125%, 4/15/2020	5,889
	Emera U.S. Finance, LP
4,000	2.150%, 6/15/2019	3,952
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,183
9,000	2.950%, 1/15/2020	8,974
	Fortis, Inc.
10,000	2.100%, 10/4/2021	9,558
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	9,946
	NiSource Finance Corporation
10,000	5.450%, 9/15/2020	10,502
	PG&E Corporation
6,000	2.400%, 3/1/2019	5,961
	PPL Capital Funding, Inc.
15,000	3.500%, 12/1/2022	15,042
	PSEG Power, LLC
8,000	3.000%, 6/15/2021	7,970
	Sempra Energy
14,000	6.150%, 6/15/2018	14,118
5,000	2.400%, 3/15/2020	4,934
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,871
	Southern Company
10,000	1.850%, 7/1/2019	9,865
6,000	2.350%, 7/1/2021	5,813

	Total	272,101

	Total Long-Term Fixed Income (cost $12,162,900)	12,589,838

Shares	Registered Investment Companies (6.7%)	Value
Affiliated Fixed Income Holdings (3.6%)
351,073	Thrivent Core Emerging Markets Debt Fund	3,352,746

	Total	3,352,746

Equity Funds/Exchange Traded Funds (1.9%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	26,353
2,430	BlackRock Resources & Commodities Strategy Trust	21,578
1,025	Guggenheim Multi-Asset Income ETF	22,017
16,571	Materials Select Sector SPDR Fund	943,553
3,141	SPDR S&P Homebuilders ETF[j]	128,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Registered Investment Companies (6.7%)	Value
Equity Funds/Exchange Traded Funds (1.9%) - continued
10,786	Utilities Select Sector SPDR Fund[j]	$545,017

	Total	1,686,639

Fixed Income Funds/Exchange Traded Funds (1.2%)
10,797	Aberdeen Asia-Pacific Income Fund, Inc.	51,178
10,029	MFS Intermediate Income Trust	39,414
13,300	Powershares ETF	334,761
17,948	PowerShares Preferred Portfolio	262,041
8,317	Templeton Global Income Fund	53,146
3,250	Vanguard Short-Term Corporate Bond ETF	254,897
4,067	Western Asset Emerging Markets Debt Fund, Inc.	59,093
6,251	Western Asset High Income Opportunity Fund, Inc.	30,067

	Total	1,084,597

	Total Registered Investment Companies (cost $6,103,616)	6,123,982

Shares	Preferred Stock (0.3%)	Value
Consumer Staples (0.3%)
200	Bunge, Ltd., Convertible, 4.875%[k]	21,794
2,031	Henkel AG & Company KGaA, 1.620%	266,981

	Total	288,775

	Total Preferred Stock (cost $300,087)	288,775

Shares	Collateral Held for Securities Loaned (1.0%)	Value
894,101	Thrivent Cash Management Trust	894,101

	Total Collateral Held for Securities Loaned (cost $894,101)	894,101

Shares or Principal Amount	Short-Term Investments (11.1%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.500%, 4/3/2018[m,n]	99,995
200,000	1.507%, 4/11/2018[m,n]	199,917
100,000	1.600%, 4/27/2018[m,n]	99,885
	Thrivent Core Short-Term Reserve Fund
979,130	1.940%	9,791,302

	Total Short-Term Investments (cost $10,191,061)	10,191,099

	Total Investments (cost $90,581,403) 106.8%	$97,933,850

	Other Assets and Liabilities, Net (6.8%)	(6,217,510)

	Total Net Assets 100.0%	$91,716,340

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h	Non-income producing security.
i	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $2,028,430 or 2.2% of total net assets.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Fund as of March 29, 2018 was $54,063 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 29, 2018.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$3,656
Digicel, Ltd., 4/15/2021	8/19/2013	54,054

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Growth and Income Plus Fund as of March 29, 2018:

Securities Lending Transactions

Common Stock	$872,831

Total lending	$872,831
Gross amount payable upon return of collateral for securities loaned	$894,101

Net amounts due to counterparty	$21,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	778,002	–	712,519	65,483
Capital Goods	456,598	–	456,598	–
Communications Services	2,672,069	–	2,672,069	–
Consumer Cyclical	1,110,624	–	1,060,374	50,250
Consumer Non-Cyclical	1,207,219	–	1,099,768	107,451
Energy	142,986	–	142,986	–
Financials	809,593	–	809,593	–
Technology	978,414	–	978,414	–
Transportation	205,649	–	179,990	25,659
Utilities	236,941	–	161,754	75,187
Common Stock
Consumer Discretionary	9,808,324	7,322,175	2,486,149	–
Consumer Staples	2,503,623	1,115,909	1,387,714	–
Energy	3,224,494	2,088,440	1,136,006	48
Financials	7,647,270	4,819,205	2,828,065	–
Health Care	5,847,681	4,528,339	1,319,342	–
Industrials	7,012,635	3,846,142	3,166,493	–
Information Technology	10,245,350	9,478,863	766,487	–
Materials	3,261,631	639,670	2,621,961	–
Real Estate	7,464,277	7,069,061	395,216	–
Telecommunications Services	1,326,545	201,817	1,124,728	–
Utilities	906,130	471,609	434,521	–
Long-Term Fixed Income
Asset-Backed Securities	95,762	–	95,762	–
Basic Materials	279,616	–	279,616	–
Capital Goods	439,458	–	439,458	–
Collateralized Mortgage Obligations	1,319,578	–	1,319,578	–
Communications Services	589,637	–	589,637	–
Consumer Cyclical	722,627	–	722,627	–
Consumer Non-Cyclical	598,557	–	598,557	–
Energy	636,427	–	636,427	–
Financials	1,595,615	–	1,008,027	587,588
Mortgage-Backed Securities	5,256,218	–	5,256,218	–
Technology	644,040	–	644,040	–
Transportation	91,100	–	91,100	–
U.S. Government and Agencies	49,102	–	49,102	–
Utilities	272,101	–	272,101	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	1,686,639	1,686,639	–	–
Fixed Income Funds/Exchange Traded Funds	1,084,597	1,084,597	–	–
Preferred Stock
Consumer Staples	288,775	21,794	266,981	–
Short-Term Investments	399,797	–	399,797	–
Subtotal Investments in Securities	$83,895,701	$44,374,260	$38,609,775	$911,666

Other Investments *	Total
Short-Term Investments	9,791,302
Affiliated Registered Investment Companies	3,352,746
Collateral Held for Securities Loaned	894,101
Subtotal Other Investments	$14,038,149
Total Investments at Value	$97,933,850

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	72,480	72,480	–	–
Total Asset Derivatives	$72,480	$72,480	$–	$–
Liability Derivatives
Futures Contracts	112,197	112,197	–	–
Total Liability Derivatives	$112,197	$112,197	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Fund’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $399,797 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
5-Yr. U.S. Treasury Bond Futures	7	July 2018	$797,967	$3,260
10-Yr. U.S. Treasury Bond Futures	10	June 2018	1,201,344	10,062
CME Ultra Long Term U.S. Treasury Bond	2	June 2018	309,882	11,056
S&P 500 Index Mini-Futures	20	June 2018	2,746,985	(103,985)
Total Futures Long Contracts			$5,056,178	($79,607)
2-Yr. U.S. Treasury Bond Futures	(6)	July 2018	($1,274,794)	($862)
20-Yr. U.S. Treasury Bond Futures	(1)	June 2018	(141,677)	(4,948)
S&P 500 Index Mini-Futures	(10)	June 2018	(1,369,602)	48,102
Ultra 10-Yr. U.S. Treasury Note	(1)	June 2018	(127,458)	(2,402)
Total Futures Short Contracts			($2,913,531)	$39,890
Total Futures Contracts			$2,142,647	($39,717)

Reference Description:

CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$1,500	$1,917	$–	351	$3,353	3.6%
Total Affiliated Fixed Income Holdings	1,500				3,353	3.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	9,092	10,671	9,972	979	9,791	10.7
Total Affiliated Short-Term Investments	9,092				9,791	10.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	410	5,686	5,202	894	894	1.0
Total Collateral Held for Securities Loaned	410				894	1.0
Total Value	$11,002				$14,038

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(65)	$–	$23
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	39
Total Income from Affiliated Investments				$62
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1
Total Affiliated Income from Securities Loaned, Net				$1
Total	$–	$(65)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (15.2%)[a]	Value
Basic Materials (1.5%)
	Arch Coal, Inc., Term Loan
$24,812	5.127%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$24,894
	Chemours Company, Term Loan
84,150	6.250%, (LIBOR 1M + 2.500%), 5/12/2022[b]	84,045
	CONSOL Mining Corporation, Term Loan
29,925	7.990%, (LIBOR 3M + 6.000%), 10/30/2022[b]	30,658
	Contura Energy, Inc., Term Loan
120,625	6.880%, (LIBOR 1M + 5.000%), 3/17/2024[b]	120,249
	Ineos Finance, LLC, Term Loan
19,950	3.877%, (LIBOR 1M + 2.000%), 3/31/2024[b]	19,990
	Peabody Energy Corporation, Term Loan
24,104	5.377%, (LIBOR 1M + 3.500%), 3/31/2022[b]	24,134

	Total	303,970

Capital Goods (1.6%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
97,160	5.670%, (LIBOR 1M + 4.000%), 11/30/2023[b]	97,525
	Navistar, Inc., Term Loan
40,000	5.210%, (LIBOR 1M + 3.500%), 11/3/2024[b]	40,183
	Sterigenics-Nordion Holdings, LLC, Term Loan
178,200	4.877%, (LIBOR 1M + 3.000%), 5/15/2022[b]	178,089

	Total	315,797

Communications Services (4.5%)
	Altice Financing SA, Term Loan
89,325	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	87,427
	Altice US Finance I Corporation, Term Loan
124,063	4.127%, (LIBOR 1M + 2.250%), 7/14/2025[b]	123,783
	CBS Radio, Inc., Term Loan
124,687	4.623%, (LIBOR 3M + 2.750%), 10/17/2023[b]	125,181
	CSC Holdings, LLC, Term Loan
124,062	4.036%, (LIBOR 1M + 2.250%), 7/17/2025[b]	123,623
	Hargray Merger Subsidiary Corporation, Term Loan
34,737	4.877%, (LIBOR 1M + 3.000%), 3/24/2024[b]	34,814
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	5.220%, (LIBOR 3M + 3.500%), 1/7/2022[b]	87,169
	New LightSquared, Term Loan
110,572	11.305%,PIK 10.265%, (LIBOR 3M + 8.750%), 12/7/2020[b,c]	96,750
	Radiate Holdco, LLC, Term Loan
84,786	4.877%, (LIBOR 1M + 3.000%), 2/1/2024[b]	84,256

Principal Amount	Bank Loans (15.2%)[a]	Value

Communications Services (4.5%) –continued
	SFR Group SA, Term Loan
$79,400	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	$76,819
	Unitymedia Finance, LLC, Term Loan
50,000	4.027%, (LIBOR 1M + 2.250%), 1/20/2026[b]	49,924

	Total	889,746

Consumer Cyclical (1.8%)
	Boyd Gaming Corporation, Term Loan
114,883	4.236%, (LIBOR 1W + 2.500%), 9/15/2023[b]	115,406
	Eldorado Resorts, Inc., Term Loan
82,478	4.128%, (LIBOR 2M + 2.250%), 4/17/2024[b]	82,685
	Golden Nugget, Inc., Term Loan
44,660	4.979%, (LIBOR 2M + 3.250%), 10/4/2023[b]	45,045
	Stars Group Holdings BV, Term Loan
123,414	5.802%, (LIBOR 3M + 3.500%), 8/1/2021[b]	123,907

	Total	367,043

Consumer Non-Cyclical (1.9%)
	Albertson’s, LLC, Term Loan
89,586	4.627%, (LIBOR 1M + 2.750%), 8/25/2021[b]	88,436
	Anmeal Pharmaceuticals LLC, Term Loan
35,000	0.000%, (LIBOR 3M + 3.500%), 3/23/2025[b,d,e,f]	35,000
	CHS/Community Health Systems, Inc., Term Loan
39,256	4.984%, (LIBOR 3M + 3.000%), 1/27/2021[b]	37,680
	Endo Luxembourg Finance Company I SARL., Term Loan
89,325	6.188%, (LIBOR 1M + 4.250%), 4/27/2024[b]	89,064
	Revlon Consumer Products Corporation, Term Loan
99,684	5.377%, (LIBOR 1M + 3.500%), 9/7/2023[b]	78,045
	Valeant Pharmaceuticals International, Inc., Term Loan
60,737	5.240%, (LIBOR 1M + 3.500%), 4/1/2022[b]	61,356

	Total	389,581

Financials (2.1%)
	ASP AMC Merger Sub, Inc., Term Loan
113,096	5.802%, (LIBOR 3M + 3.500%), 4/13/2024[b]	113,378
	Avolon TLB Borrower 1 US, LLC, Term Loan
49,625	4.072%, (LIBOR 1M + 2.250%), 4/3/2022[b]	49,640
	Colorado Buyer, Inc., Term Loan
59,550	4.780%, (LIBOR 3M + 3.000%), 5/1/2024[b]	59,550
65,000	9.030%, (LIBOR 3M + 7.250%), 5/1/2025[b]	64,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Bank Loans (15.2%)[a]	Value
Financials (2.1%) - continued
	Digicel International Finance, Ltd., Term Loan
$19,904	5.020%, (LIBOR 3M + 3.250%), 5/10/2024[b]	$19,793
	Gartner, Inc., Term Loan
108,900	3.877%, (LIBOR 1M + 2.000%), 4/5/2024[b]	109,377

	Total	416,698

Technology (0.9%)
	Harland Clarke Holdings Corporation, Term Loan
91,136	7.052%, (LIBOR 3M + 4.750%), 10/31/2023[b]	91,846
	Micron Technology, Inc., Term Loan
24,873	3.880%, (LIBOR 1M + 2.000%), 4/26/2022[b]	25,021
	Western Digital Corporation, Term Loan
53,868	3.877%, (LIBOR 1M + 2.000%), 4/29/2023[b]	54,127

	Total	170,994

Transportation (0.4%)
	Arctic LNG Carriers, Ltd., Term Loan
74,438	6.377%, (LIBOR 1M + 4.500%), 5/18/2023[b]	74,996

	Total	74,996

Utilities (0.5%)
	Talen Energy Supply, LLC, Term Loan
95,288	5.877%, (LIBOR 1M + 4.000%), 7/6/2023[b]	93,449

	Total	93,449

	Total Bank Loans (cost $3,033,390)	3,022,274

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Asset-Backed Securities (1.1%)
	DRB Prime Student Loan Trust
132,479	2.890%, 6/25/2040, Ser. 2016-B, Class A2[g]	130,423
	Earnest Student Loan Program, LLC
83,264	2.680%, 7/25/2035, Ser. 2016-C, Class A2[g]	81,815

	Total	212,238

Basic Materials (3.3%)
	Anglo American Capital plc
5,000	4.125%, 9/27/2022[g]	5,060
	Big River Steel, LLC
125,000	7.250%, 9/1/2025[g]	129,687
	CF Industries, Inc.
125,000	5.150%, 3/15/2034	119,063
	E.I. du Pont de Nemours and Company
5,000	2.200%, 5/1/2020	4,930
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[g]	123,125
	Grinding Media, Inc.
125,000	7.375%, 12/15/2023[g]	131,250
	Hexion, Inc.
100,000	6.625%, 4/15/2020	93,250

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Basic Materials (3.3%) - continued
	Kinross Gold Corporation
$20,000	4.500%, 7/15/2027[g]	$19,586
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	4,916
	Teck Resources, Ltd.
15,000	6.125%, 10/1/2035	15,900

	Total	646,767

Capital Goods (2.7%)
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[g]	125,625
	Caterpillar Financial Services Corporation
4,000	1.850%, 9/4/2020	3,905
	Cintas Corporation No. 2
4,000	2.900%, 4/1/2022	3,936
	CNH Industrial Capital, LLC
5,000	4.875%, 4/1/2021	5,144
	CNH Industrial NV
15,000	3.850%, 11/15/2027	14,552
	General Electric Company
100,000	5.000%, 1/21/2021[b,h]	99,000
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	126,094
	Rockwell Collins, Inc.
4,000	1.950%, 7/15/2019	3,956
	Textron Financial Corporation
150,000	3.574%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	136,875
	Textron, Inc.
25,000	3.375%, 3/1/2028	23,852

	Total	542,939

Collateralized Mortgage Obligations (6.2%)
	Bear Stearns ARM Trust
88,035	3.736%, 2/25/2035, Ser. 2004-12, Class 3A1[b]	86,718
	Countrywide Alternative Loan Trust
96,969	2.283%, (12 MTA + 1.000%), 12/25/2035, Ser. 2005-69, Class A1[b]	92,873
65,863	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	48,573
	CSMC Mortgage-Backed Trust
75,285	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	71,161
	GMACM Mortgage Loan Trust
58,826	3.812%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	56,177
	Impac Secured Assets Trust
64,783	2.112%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2014-GC18, Class A3[b]	53,388
	Mill City Mortgage Loan Trust
80,981	2.750%, 11/25/2058, Ser. 2017-1, Class A1[b,g]	80,159
	Popular ABS Mortgage Pass-Through Trust
121,585	4.136%, 11/25/2035, Ser. 2005-5, Class AF4[i]	121,462
	Residential Accredit Loans, Inc. Trust
105,270	2.422%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-3, Class A1Bb	83,609

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Collateralized Mortgage Obligations (6.2%) - continued
	WaMu Mortgage Pass Through Certificates
$170,499	2.162%, (LIBOR 1M + 0.290%), 10/25/2045, Ser. 2005-AR13, Class A1A1[b]	$170,351
46,003	2.243%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	41,490
100,917	2.163%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	90,443
107,402	2.013%, (12 MTA + 0.730%), 1/25/2047, Ser. 2006-AR19, Class 1A1Ab	107,018
	Wells Fargo Mortgage Backed Securities Trust
51,609	5.500%, 11/25/2021, Ser. 2006-17, Class A1	51,799
78,868	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	76,839

	Total	1,232,060

Communications Services (4.8%)
	AT&T, Inc.
10,000	3.400%, 8/14/2024	10,046
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[g]	2,969
	Cengage Learning, Inc.
100,000	9.500%, 6/15/2024[g,j]	76,750
	Charter Communications Operating, LLC
5,000	3.579%, 7/23/2020	5,013
15,000	4.908%, 7/23/2025	15,321
	Cox Communications, Inc.
5,000	3.350%, 9/15/2026[g]	4,758
	Digicel Group, Ltd.
100,000	8.250%, 9/30/2020[g]	86,000
	Discovery Communications, LLC
6,000	2.200%, 9/20/2019	5,938
18,000	2.950%, 3/20/2023	17,339
	DISH Network Corporation, Convertible
119,000	3.375%, 8/15/2026	114,621
	IAC FinanceCo, Inc., Convertible
17,000	0.875%, 10/1/2022[g]	20,322
	Liberty Interactive, LLC, Convertible
1,000	1.750%, 9/30/2046[g]	1,108
	Liberty Media Corporation, Convertible
27,000	1.000%, 1/30/2023	28,312
	Meredith Corporation
125,000	6.875%, 2/1/2026[g]	128,281
	Sprint Corporation
125,000	7.625%, 2/15/2025[j]	122,969
	Time Warner, Inc.
3,000	4.875%, 3/15/2020	3,101
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	119,687
	Viacom, Inc.
5,000	4.250%, 9/1/2023	5,073
25,000	6.875%, 4/30/2036	29,684
	World Wrestling Entertainment, Inc., Convertible
20,000	3.375%, 12/15/2023[g]	31,250

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Communications Services (4.8%) - continued
	Zayo Group, LLC
$125,000	6.375%, 5/15/2025	$129,375

	Total	957,917

Consumer Cyclical (2.0%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[g]	119,844
	Ford Motor Credit Company, LLC
5,000	2.262%, 3/28/2019	4,966
4,000	3.336%, 3/18/2021	3,975
	General Motors Financial Company, Inc.
4,000	2.650%, 4/13/2020	3,951
4,000	4.375%, 9/25/2021	4,111
3,000	3.150%, 6/30/2022	2,936
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[g]	121,250
	Hyundai Capital America
3,000	2.550%, 4/3/2020[g]	2,953
3,000	2.750%, 9/18/2020[g]	2,954
	Lennar Corporation
4,000	2.950%, 11/29/2020[g]	3,900
	McDonald’s Corporation
5,000	2.625%, 1/15/2022	4,921
	Volkswagen Group of America Finance, LLC
3,000	2.450%, 11/20/2019[g]	2,968
	Wabash National Corporation
125,000	5.500%, 10/1/2025[g]	121,875

	Total	400,604

Consumer Non-Cyclical (3.0%)
	Abbott Laboratories
30,000	3.750%, 11/30/2026	29,820
	Albertsons Companies, LLC
125,000	6.625%, 6/15/2024	112,031
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	97,000
	Amgen, Inc.
5,000	2.650%, 5/11/2022	4,879
	Anthem, Inc., Convertible
49,000	2.750%, 10/15/2042	147,591
	BAT Capital Corporation
3,000	2.297%, 8/14/2020[g]	2,941
3,000	2.764%, 8/15/2022[g]	2,901
20,000	3.557%, 8/15/2027[g]	19,127
	Becton, Dickinson and Company
5,000	3.125%, 11/8/2021	4,919
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	2,967
3,000	2.616%, 6/15/2022	2,899
	Forest Laboratories, LLC
2,000	4.875%, 2/15/2021[g]	2,067
	J.M. Smucker Company
3,000	2.200%, 12/6/2019	2,964
	JBS USA, LLC
125,000	5.875%, 7/15/2024[g]	121,913
	Kraft Heinz Foods Company
6,000	5.375%, 2/10/2020	6,245
	Kroger Company
3,000	2.800%, 8/1/2022	2,917
	Medtronic Global Holdings SCA
5,000	1.700%, 3/28/2019	4,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Consumer Non-Cyclical (3.0%) - continued
	Mondelez International Holdings Netherlands BV
$4,000	2.000%, 10/28/2021[g]	$3,816
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,792
	Smithfield Foods, Inc.
5,000	2.650%, 10/3/2021[g]	4,786
	Teva Pharmaceutical Finance Company BV
9,000	2.950%, 12/18/2022	7,969
	Teva Pharmaceutical Finance IV, LLC
2,000	2.250%, 3/18/2020	1,895
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,027

	Total	596,420

Energy (3.3%)
	BP Capital Markets plc
6,000	2.520%, 9/19/2022	5,824
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,912
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[g]	3,479
	Cenovus Energy, Inc.
3,000	3.800%, 9/15/2023	2,964
	Cheniere Energy Partners, LP
125,000	5.250%, 10/1/2025[g]	123,281
	Continental Resources, Inc.
3,000	5.000%, 9/15/2022	3,041
125,000	3.800%, 6/1/2024	120,313
	Enbridge, Inc.
3,000	2.900%, 7/15/2022	2,910
	Encana Corporation
30,000	3.900%, 11/15/2021	30,382
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[g]	124,375
	Enterprise Products Operating, LLC
75,000	5.250%, 8/16/2077[b]	72,938
	EQT Corporation
6,000	3.000%, 10/1/2022	5,828
	Kinder Morgan Energy Partners, LP
5,000	9.000%, 2/1/2019	5,240
	ONEOK Partners, LP
8,000	3.800%, 3/15/2020	8,060
	ONEOK, Inc.
8,000	7.500%, 9/1/2023	9,320
	Petrobras Global Finance BV
2,000	8.375%, 5/23/2021	2,277
	Petroleos Mexicanos
5,000	6.000%, 3/5/2020	5,215
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,263
	Sabine Pass Liquefaction, LLC
3,000	6.250%, 3/15/2022	3,254
3,000	5.625%, 4/15/2023	3,203
	TransCanada Trust
105,000	5.300%, 3/15/2077[b]	103,688
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	2,992
	Williams Partners, LP
5,000	4.000%, 11/15/2021	5,057

	Total	654,816

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Financials (11.4%)
	AIG Global Funding
$6,000	2.150%, 7/2/2020[g]	$5,885
	Air Lease Corporation
4,000	2.500%, 3/1/2021	3,922
	American Express Credit Corporation
3,000	2.117%, (LIBOR 3M + 0.330%), 5/3/2019[b]	3,004
3,000	2.200%, 3/3/2020	2,958
	Ares Capital Corporation
4,000	3.875%, 1/15/2020	4,041
	ASP AMC Merger Sub, Inc.
100,000	8.000%, 5/15/2025[g]	93,750
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,g,h]	106,250
	Bank of America Corporation
3,000	2.369%, 7/21/2021[b]	2,943
25,000	4.000%, 1/22/2025	24,938
	Bank of Montreal
4,000	2.100%, 6/15/2020	3,924
	Bank of Nova Scotia
4,000	2.700%, 3/7/2022	3,922
	BB&T Corporation
6,000	2.150%, 2/1/2021	5,873
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,g,h]	107,375
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	2,953
10,000	3.050%, 3/9/2022	9,804
	CBOE Holdings, Inc.
4,000	1.950%, 6/28/2019	3,953
	Citigroup, Inc.
3,000	2.750%, 4/25/2022	2,921
3,000	2.450%, (LIBOR 3M + 0.690%), 10/27/2022[b]	2,986
	Commerzbank AG
20,000	8.125%, 9/19/2023[g]	23,289
	Commonwealth Bank of Australia
5,000	2.250%, 3/10/2020[g]	4,929
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
6,000	3.950%, 11/9/2022	6,061
	Credit Agricole SA
3,000	3.375%, 1/10/2022[g]	2,975
100,000	8.125%, 12/23/2025[b,g,h]	113,919
	Credit Suisse Group AG
50,000	7.500%, 12/11/2023[b,g,h]	54,134
	Credit Suisse Group Funding, Ltd.
11,000	3.125%, 12/10/2020	10,937
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	1,957
8,000	4.250%, 10/14/2021	8,124
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,839
	Discover Bank
4,000	3.100%, 6/4/2020	3,985
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,877
	GE Capital International Funding Company
20,000	4.418%, 11/15/2035	19,482
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[b,h]	6,159
4,000	2.600%, 12/27/2020	3,941
10,000	5.250%, 7/27/2021	10,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Financials (11.4%) - continued
$6,000	3.075%, (LIBOR 3M + 1.050%), 6/5/2023[b]	$6,032
100,000	5.300%, 11/10/2026[b,h]	100,250
	HSBC Holdings plc
8,000	3.400%, 3/8/2021	8,036
75,000	6.375%, 9/17/2024[b,h]	75,937
	ILFC E-Capital Trust II
100,000	4.890%, (H15T30Y + 1.800%), 12/21/2065[b,g]	97,750
	Intesa Sanpaolo SPA
6,000	3.125%, 7/14/2022[g]	5,797
	J.P. Morgan Chase & Company
4,000	2.686%, (LIBOR 3M + 0.680%), 6/1/2021[b]	4,022
5,000	2.972%, 1/15/2023	4,903
4,000	2.776%, 4/25/2023[b]	3,906
	J.P. Morgan Chase Capital XXIII
100,000	2.839%, (LIBOR 3M + 1.000%), 5/15/2047[b]	88,758
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,g,h]	111,562
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[b,g,h]	97,625
	MetLife, Inc.
75,000	9.250%, 4/8/2038[g]	102,000
	MGIC Investment Corporation, Convertible
66,000	9.000%, 4/1/2063[g]	89,409
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,407
3,000	2.750%, 5/19/2022	2,925
	New York Life Global Funding
3,000	2.300%, 6/10/2022[g]	2,898
	PNC Bank NA
6,000	2.450%, 11/5/2020	5,906
	Quicken Loans, Inc.
125,000	5.750%, 5/1/2025[g]	124,687
	Realty Income Corporation
4,000	5.750%, 1/15/2021	4,250
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,114
	Royal Bank of Canada
5,000	2.125%, 3/2/2020	4,927
	Royal Bank of Scotland Group plc
100,000	7.500%, 8/10/2020[b,h]	104,000
4,000	8.625%, 8/15/2021[b,h]	4,345
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,g,h]	111,875
	Standard Chartered plc
1,000	2.100%, 8/19/2019[g]	986
100,000	7.500%, 4/2/2022[b,g,h]	105,750
	State Street Capital Trust IV
100,000	3.125%, (LIBOR 3M + 1.000%), 6/15/2047[b]	90,510
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	5,951
3,000	2.784%, 7/12/2022	2,925
	Synchrony Financial
4,000	3.000%, 8/15/2019	3,988
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[g]	5,936
	USB Realty Corporation
120,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,h]	108,150

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Financials (11.4%) - continued
	Wachovia Capital Trust II
$100,000	2.222%, (LIBOR 3M + 0.500%), 1/15/2027[b]	$94,000
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	2,901
	Welltower, Inc.
4,000	4.950%, 1/15/2021	4,165

	Total	2,266,182

Mortgage-Backed Securities (6.0%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
225,000	3.500%, 4/1/2048[e]	225,319
950,000	4.000%, 4/1/2048[e]	974,446

	Total	1,199,765

Technology (3.4%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[g]	125,000
	Apple, Inc.
5,000	2.850%, 5/6/2021	4,995
5,000	2.161%, (LIBOR 3M + 0.350%), 5/11/2022[b]	5,031
25,000	4.500%, 2/23/2036	27,374
	Baidu, Inc.
3,000	3.000%, 6/30/2020	2,980
	Broadcom Corporation
35,000	3.500%, 1/15/2028	32,875
	Cypress Semiconductor Corporation, Convertible
3,000	4.500%, 1/15/2022	4,186
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[g]	127,187
	Intel Corporation, Convertible
12,000	3.250%, 8/1/2039	29,849
	Microchip Technology, Inc., Convertible
26,000	1.625%, 2/15/2027	30,738
	Micron Technology, Inc., Convertible
45,000	2.125%, 2/15/2033	214,071
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,938
	ON Semiconductor Corporation, Convertible
20,000	1.625%, 10/15/2023[g]	27,365
	Red Hat, Inc., Convertible
4,000	0.250%, 10/1/2019	8,088
	Western Digital Corporation, Convertible
12,000	1.500%, 2/1/2024[g]	12,979
	Zendesk, Inc. Convertible
28,000	0.250%, 3/15/2023[g]	28,476

	Total	685,132

Transportation (<0.1%)
	Delta Air Lines, Inc.
4,000	2.875%, 3/13/2020	3,973

	Total	3,973

Utilities (0.8%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	3,875
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	5,923

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Utilities (0.8%) - continued
	Duke Energy Corporation
$6,000	2.400%, 8/15/2022	$5,760
	Edison International
3,000	2.125%, 4/15/2020	2,945
	Exelon Generation Company, LLC
4,000	2.950%, 1/15/2020	3,988
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	3,879
	NRG Energy, Inc.
125,000	7.250%, 5/15/2026	132,500
	Pinnacle West Capital Corporation
5,000	2.250%, 11/30/2020	4,880
	Southern Company
3,000	2.350%, 7/1/2021	2,907

	Total	166,657

	Total Long-Term Fixed Income (cost $9,512,046)	9,565,470

Shares	Registered Investment Companies (25.0%)	Value
Affiliated Fixed Income Holdings (10.1%)
210,780	Thrivent Core Emerging Markets Debt Fund	2,012,948

	Total	2,012,948

Equity Funds/Exchange Traded Funds (5.7%)
11,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	140,970
62	Altaba, Inc.[k]	4,590
4,422	BlackRock Enhanced Capital & Income Fund, Inc.	69,646
15,508	BlackRock Enhanced Equity Dividend Trust	135,385
12,177	BlackRock Resources & Commodities Strategy Trust	108,132
4,279	Cohen & Steers Quality Income Realty Fund, Inc.	50,706
5,304	Cohen & Steers REIT & Preferred Income Fund, Inc.	99,132
9,614	Eaton Vance Risk-Managed Diversified Equity Income Fund	86,430
3,500	John Hancock Tax-Advantaged Dividend Income Fund	75,880
10,475	Neuberger Berman MLP Income Fund, Inc.	85,476
3,318	Reaves Utility Income Fund	93,667
5,200	Vaneck Vectors BDC Income ETF	84,552
13,105	Voya Global Equity Dividend &
	Premium Opportunity Fund	95,667

	Total	1,130,233

Fixed Income Funds/Exchange Traded Funds (9.2%)
6,225	AllianceBernstein Global High Income Fund, Inc.	74,015
6,309	BlackRock Core Bond Trust	82,648
9,578	BlackRock Corporate High Yield Fund, Inc.	101,431
7,995	BlackRock Credit Allocation Income Trust	101,297
11,000	BlackRock Income Trust, Inc.	64,570
4,026	BlackRock Multi-Sector Income Trust	67,597
4,000	Brookfield Real Assets Income Fund, Inc.	87,080

Shares	Registered Investment Companies (25.0%)	Value
Fixed Income Funds/Exchange Traded Funds (9.2%) - continued
2,510	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	$64,055
4,800	Eaton Vance Short Duration Diversified Income Fund	65,472
3,680	First Trust/Aberdeen Global Opportunity Income Fund	41,915
7,051	Invesco Dynamic Credit Opportunities Fund	82,708
20,361	Invesco Senior Income Trust	89,588
13,875	MFS Intermediate Income Trust	54,529
11,500	Nuveen Credit Strategies Income Fund	91,310
3,328	Nuveen Preferred and Income Term Fund	78,907
10,700	Nuveen Quality Preferred Income Fund II	104,646
4,500	Pimco Dynamic Credit And Mortgage Income Fund	102,960
5,604	Prudential Global Short Duration High Yield Fund, Inc.	77,784
11,950	Templeton Global Income Fund	76,361
1,100	Vanguard Short-Term Corporate Bond ETF	86,273
9,637	Wells Fargo Income Opportunities Fund	77,481
11,747	Western Asset High Income Fund II, Inc.	77,060
16,601	Western Asset High Income Opportunity Fund, Inc.	79,851

	Total	1,829,538

	Total Registered Investment Companies (cost $5,172,380)	4,972,719

Shares	Common Stock (4.2%)	Value
Consumer Discretionary (0.3%)
5,250	Caesars Entertainment Corporation[k]	59,063
5	Charter Communications, Inc.[k]	1,556

	Total	60,619

Consumer Staples (0.2%)
474	Bunge, Ltd.	35,047

	Total	35,047

Energy (2.7%)
550	Chevron Corporation	62,722
2,070	Enbridge, Inc.	65,143
3,300	Enterprise Products Partners, LP	80,784
1,000	Occidental Petroleum Corporation	64,960
1,075	ONEOK, Inc.	61,189
1,134	Royal Dutch Shell plc ADR	72,360
900	Schlumberger, Ltd.	58,302
2,765	Williams Companies, Inc.	68,738

	Total	534,198

Financials (0.6%)
647	Bank of America Corporation	19,403
886	FNF Group	35,458
2,900	Granite Point Mortgage Trust, Inc.	47,966
192	Wells Fargo & Company	10,063

	Total	112,890

Health Care (<0.1%)
2	Anthem, Inc.	440

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Shares	Common Stock (4.2%)	Value
Health Care (<0.1%) - continued
20	Danaher Corporation	$1,958
201	Teva Pharmaceutical Industries, Ltd. ADR	3,435

	Total	5,833

Industrials (<0.1%)
28	Dycom Industries, Inc.[k]	3,014

	Total	3,014

Information Technology (0.1%)
60	Lam Research Corporation	12,190

	Total	12,190

Real Estate (0.3%)
600	Crown Castle International Corporation	65,766

	Total	65,766

	Total Common Stock (cost $850,740)	829,557

Shares	Preferred Stock (3.9%)	Value
Consumer Staples (1.2%)
1,249	Bunge, Ltd., Convertible, 4.875%[h]	136,103
4,000	CHS, Inc., 6.750%[b,h]	107,720

	Total	243,823

Energy (0.8%)
10,535	Crestwood Equity Partners, LP, 9.250%[f,h,k]	100,083
2,450	NuStar Logistics, LP, 8.454%[b]	61,862

	Total	161,945

Financials (1.7%)
2,000	Citigroup Capital XIII, 8.137%[b]	54,380
2,000	Countrywide Capital V, 7.000%	52,000
2,085	Federal National Mortgage Association, 0.000%[h,k]	11,989
70	First Tennessee Bank NA, 3.750%[b,g,h]	53,900
2,000	GMAC Capital Trust I, 7.624%[b]	51,960
2,000	Morgan Stanley, 5.850%[b,h,j]	52,180
40	Wells Fargo & Company, Convertible, 7.500%[h]	51,600

	Total	328,009

Utilities (0.2%)
2,000	Entergy Arkansas, Inc., 4.875%	48,220

	Total	48,220

	Total Preferred Stock (cost $781,895)	781,997

Shares	Collateral Held for Securities Loaned (1.1%)	Value
212,950	Thrivent Cash Management Trust	212,950

	Total Collateral Held for Securities Loaned (cost $212,950)	212,950

Shares or Principal Amount	Short-Term Investments (9.3%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.500%, 4/3/2018[l,m]	99,996

Shares or Principal Amount	Short-Term Investments (9.3%)	Value
	Thrivent Core Short-Term Reserve Fund
175,830	1.940%	$1,758,298

	Total Short-Term Investments (cost $1,858,281)	1,858,294

	Total Investments (cost $21,421,682) 106.7%	$21,243,261

	Other Assets and Liabilities, Net (6.7%)	(1,325,378)

	Total Net Assets 100.0%	$19,917,883

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of March 29, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
c	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of March 29, 2018.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2018, the value of these investments was $3,951,311 or 19.8% of total net assets.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2018.
j	All or a portion of the security is on loan.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income Fund as of March 29, 2018:

Securities Lending Transactions
Taxable Debt Security	$188,995
Preferred Stock	15,654

Total lending	$204,649
Gross amount payable upon return of collateral for securities loaned	$212,950

Net amounts due to counterparty	$8,301

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2018, in valuing Multidimensional Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	303,970	–	303,970	–
Capital Goods	315,797	–	315,797	–
Communications Services	889,746	–	889,746	–
Consumer Cyclical	367,043	–	367,043	–
Consumer Non-Cyclical	389,581	–	354,581	35,000
Financials	416,698	–	416,698	–
Technology	170,994	–	170,994	–
Transportation	74,996	–	74,996	–
Utilities	93,449	–	93,449	–
Long-Term Fixed Income
Asset-Backed Securities	212,238	–	212,238	–
Basic Materials	646,767	–	646,767	–
Capital Goods	542,939	–	542,939	–
Collateralized Mortgage Obligations	1,232,060	–	1,232,060	–
Communications Services	957,917	–	957,917	–
Consumer Cyclical	400,604	–	400,604	–
Consumer Non-Cyclical	596,420	–	596,420	–
Energy	654,816	–	654,816	–
Financials	2,266,182	–	2,266,182	–
Mortgage-Backed Securities	1,199,765	–	1,199,765	–
Technology	685,132	–	685,132	–
Transportation	3,973	–	3,973	–
Utilities	166,657	–	166,657	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	1,829,538	1,829,538	–	–
Equity Funds/Exchange Traded Funds	1,130,233	1,130,233	–	–
Common Stock
Consumer Discretionary	60,619	60,619	–	–
Consumer Staples	35,047	35,047	–	–
Energy	534,198	534,198	–	–
Financials	112,890	112,890	–	–
Health Care	5,833	5,833	–	–
Industrials	3,014	3,014	–	–
Information Technology	12,190	12,190	–	–
Real Estate	65,766	65,766	–	–
Preferred Stock
Consumer Staples	243,823	243,823	–	–
Energy	161,945	61,862	–	100,083
Financials	328,009	274,109	53,900	–
Utilities	48,220	48,220	–	–
Short-Term Investments	99,996	–	99,996	–
Subtotal Investments in Securities	$17,259,065	$4,417,342	$12,706,640	$135,083

Other Investments *	Total
Affiliated Registered Investment Companies	2,012,948
Short-Term Investments	1,758,298
Collateral Held for Securities Loaned	212,950
Subtotal Other Investments	$3,984,196
Total Investments at Value	$21,243,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2018

(unaudited)

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,943	7,943	–	–
Total Asset Derivatives	$7,943	$7,943	$–	$–
Liability Derivatives
Futures Contracts	4,169	4,169	–	–
Total Liability Derivatives	$4,169	$4,169	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Multidimensional Income Fund’s futures contracts held as of March 29, 2018. Investments and/or cash totaling $99,996 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
5-Yr. U.S. Treasury Bond Futures	1	July 2018	$113,995	$465
20-Yr. U.S. Treasury Bond Futures	2	June 2018	285,772	7,478
Total Futures Long Contracts			$399,767	$7,943
10-Yr. U.S. Treasury Bond Futures	(4)	June 2018	($480,393)	($4,169)
Total Futures Short Contracts			($480,393)	($4,169)
Total Futures Contracts			($80,626)	$3,774

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Multidimensional Income Fund, is as follows:

Fund	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 3/29/2018	Value 3/29/2018	% of Net Assets 3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$880	$1,201	$–	211	$2,013	10.1%
Total Affiliated Fixed Income Holdings	880				2,013	10.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	2,025	2,740	3,007	176	1,758	8.8
Total Affiliated Short-Term Investments	2,025				1,758	8.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	368	155	213	213	1.1
Total Collateral Held for Securities Loaned	–				213	1.1
Total Value	$2,905				$3,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2018

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 -3/29/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(69)	$–	$19
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.940%	–	–	–	9
Total Income from Affiliated Investments				$28
Total	$–	$(69)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2018

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign

51

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2018

(unaudited)

exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments — Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or

52

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2018

(unaudited)

depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts — Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the three months ended March 29, 2018, Diversified Income Plus Fund, Growth and Income Plus Fund, and Multidimensional Income Fund used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.

During the three months ended March 29, 2018, Diversified Income Plus Fund and Growth and Income Plus Fund used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies, all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements — Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received

53

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2018

(unaudited)

or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

54

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 18, 2018	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 18, 2018	By:	/s/ David S. Royal
David S. Royal
President

Date: May 18, 2018	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer